Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.0%)
U.S. Government Securities (1.0%)
	United States Treasury Note/Bond	4.875%	5/31/26	316,071	316,120
	United States Treasury Note/Bond	4.625%	4/30/29	20,030	20,130
	United States Treasury Note/Bond	4.500%	5/31/29	70,000	70,011
Total U.S. Government and Agency Obligations (Cost $405,876)					406,261
Corporate Bonds (97.6%)
Communications (5.3%)
	Alphabet Inc.	0.450%	8/15/25	8,537	8,092
	Alphabet Inc.	1.998%	8/15/26	23,761	22,321
	Alphabet Inc.	0.800%	8/15/27	13,867	12,299
	America Movil SAB de CV	3.625%	4/22/29	16,000	14,854
	AT&T Inc.	3.875%	1/15/26	10,150	9,912
	AT&T Inc.	5.539%	2/20/26	19,924	19,925
	AT&T Inc.	1.700%	3/25/26	58,893	55,130
	AT&T Inc.	2.950%	7/15/26	1,078	1,027
	AT&T Inc.	3.800%	2/15/27	9,358	9,021
	AT&T Inc.	4.250%	3/1/27	20,356	19,874
	AT&T Inc.	2.300%	6/1/27	43,226	39,729
	AT&T Inc.	1.650%	2/1/28	34,894	30,832
[1]	AT&T Inc.	4.100%	2/15/28	28,338	27,280
	AT&T Inc.	4.350%	3/1/29	56,017	54,021
	Baidu Inc.	4.125%	6/30/25	2,840	2,795
	Baidu Inc.	1.720%	4/9/26	13,349	12,474
	Baidu Inc.	1.625%	2/23/27	4,195	3,805
	Baidu Inc.	3.625%	7/6/27	7,656	7,292
	Baidu Inc.	4.375%	3/29/28	8,491	8,254
	Baidu Inc.	4.875%	11/14/28	5,750	5,681
	Booking Holdings Inc.	3.600%	6/1/26	17,749	17,221
	Booking Holdings Inc.	3.550%	3/15/28	11,475	10,882
	Charter Communications Operating LLC	4.908%	7/23/25	18,676	18,501
	Charter Communications Operating LLC	6.150%	11/10/26	13,110	13,210
	Charter Communications Operating LLC	3.750%	2/15/28	28,055	25,994
	Charter Communications Operating LLC	2.250%	1/15/29	20,604	17,515
	Charter Communications Operating LLC	5.050%	3/30/29	21,550	20,653
	Charter Communications Operating LLC	6.100%	6/1/29	26,000	26,017
	Comcast Corp.	3.375%	8/15/25	15,903	15,549
	Comcast Corp.	3.950%	10/15/25	62,431	61,280
	Comcast Corp.	3.150%	3/1/26	34,149	33,003
	Comcast Corp.	2.350%	1/15/27	33,492	31,241
	Comcast Corp.	3.300%	2/1/27	36,595	35,028
	Comcast Corp.	3.300%	4/1/27	13,779	13,144
	Comcast Corp.	5.350%	11/15/27	9,245	9,337
	Comcast Corp.	3.150%	2/15/28	21,467	20,086
	Comcast Corp.	3.550%	5/1/28	18,858	17,848
	Comcast Corp.	4.150%	10/15/28	67,353	65,023
	Comcast Corp.	4.550%	1/15/29	5,655	5,544
	Comcast Corp.	5.100%	6/1/29	12,000	12,011
	Discovery Communications LLC	3.950%	6/15/25	5,899	5,778
	Discovery Communications LLC	4.900%	3/11/26	10,590	10,453
	Discovery Communications LLC	3.950%	3/20/28	43,934	41,182
	Discovery Communications LLC	4.125%	5/15/29	11,538	10,640
	Electronic Arts Inc.	4.800%	3/1/26	9,048	8,974
	Expedia Group Inc.	5.000%	2/15/26	16,618	16,459
	Expedia Group Inc.	4.625%	8/1/27	20,330	19,922
	FactSet Research Systems Inc.	2.900%	3/1/27	7,406	6,916
	Fox Corp.	4.709%	1/25/29	31,666	30,975
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,176	6,987
[2]	KT Corp.	4.000%	8/8/25	5,262	5,169
	Meta Platforms Inc.	3.500%	8/15/27	43,706	41,913
	Meta Platforms Inc.	4.600%	5/15/28	25,615	25,422
	Netflix Inc.	4.375%	11/15/26	16,127	15,822
	Netflix Inc.	4.875%	4/15/28	24,138	23,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Netflix Inc.	5.875%	11/15/28	32,446	33,365
	Netflix Inc.	6.375%	5/15/29	12,513	13,136
	Omnicom Group Inc.	3.600%	4/15/26	22,119	21,448
	Paramount Global	2.900%	1/15/27	10,085	9,276
	Paramount Global	3.375%	2/15/28	3,296	2,963
	Paramount Global	3.700%	6/1/28	11,702	10,562
	Rogers Communications Inc.	3.625%	12/15/25	12,426	12,055
	Rogers Communications Inc.	2.900%	11/15/26	4,237	3,986
	Rogers Communications Inc.	3.200%	3/15/27	16,308	15,426
	Rogers Communications Inc.	5.000%	2/15/29	32,563	32,059
	Sprint Capital Corp.	6.875%	11/15/28	38,803	41,013
	Sprint LLC	7.625%	3/1/26	19,998	20,554
	Take-Two Interactive Software Inc.	5.000%	3/28/26	14,482	14,384
	Take-Two Interactive Software Inc.	3.700%	4/14/27	8,718	8,357
	Take-Two Interactive Software Inc.	4.950%	3/28/28	13,900	13,744
	TCI Communications Inc.	7.875%	2/15/26	2,427	2,526
	Telefonica Emisiones SA	4.103%	3/8/27	23,135	22,433
	TELUS Corp.	2.800%	2/16/27	9,832	9,196
	Tencent Music Entertainment Group	1.375%	9/3/25	1,646	1,561
	Thomson Reuters Corp.	3.350%	5/15/26	7,630	7,334
	T-Mobile USA Inc.	1.500%	2/15/26	15,453	14,461
	T-Mobile USA Inc.	2.250%	2/15/26	14,112	13,362
	T-Mobile USA Inc.	2.625%	4/15/26	30,665	29,124
	T-Mobile USA Inc.	3.750%	4/15/27	59,898	57,424
	T-Mobile USA Inc.	5.375%	4/15/27	8,335	8,342
	T-Mobile USA Inc.	4.750%	2/1/28	26,781	26,319
	T-Mobile USA Inc.	2.050%	2/15/28	53,901	48,148
	T-Mobile USA Inc.	4.950%	3/15/28	1,009	998
	T-Mobile USA Inc.	4.800%	7/15/28	8,080	7,945
	T-Mobile USA Inc.	4.850%	1/15/29	7,445	7,332
	T-Mobile USA Inc.	2.625%	2/15/29	17,260	15,367
	T-Mobile USA Inc.	2.400%	3/15/29	18,830	16,579
	T-Mobile USA Inc.	3.375%	4/15/29	36,825	33,811
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	13,725	13,353
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	18,658	17,985
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	19,084	17,781
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	6,469	6,117
	Verizon Communications Inc.	0.850%	11/20/25	29,761	27,890
	Verizon Communications Inc.	1.450%	3/20/26	39,035	36,481
	Verizon Communications Inc.	2.625%	8/15/26	33,229	31,455
	Verizon Communications Inc.	4.125%	3/16/27	41,489	40,413
	Verizon Communications Inc.	3.000%	3/22/27	5,825	5,501
	Verizon Communications Inc.	2.100%	3/22/28	65,539	58,718
	Verizon Communications Inc.	4.329%	9/21/28	66,126	64,085
	Verizon Communications Inc.	3.875%	2/8/29	10,428	9,877
	Vodafone Group plc	4.375%	5/30/28	15,209	14,846
	Walt Disney Co.	3.700%	10/15/25	14,050	13,769
	Walt Disney Co.	1.750%	1/13/26	20,556	19,456
	Walt Disney Co.	3.375%	11/15/26	2,806	2,694
	Walt Disney Co.	3.700%	3/23/27	6,045	5,850
	Walt Disney Co.	2.200%	1/13/28	11,179	10,198
	Walt Disney Co.	2.000%	9/1/29	7,000	6,032
	Warnermedia Holdings Inc.	3.755%	3/15/27	66,293	62,875
	Warnermedia Holdings Inc.	4.054%	3/15/29	12,792	11,786
					2,155,991
Consumer Discretionary (7.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	40,225	37,872
	Amazon.com Inc.	0.800%	6/3/25	35,907	34,379
	Amazon.com Inc.	4.600%	12/1/25	6,704	6,661
	Amazon.com Inc.	5.200%	12/3/25	2,246	2,250
	Amazon.com Inc.	1.000%	5/12/26	48,862	45,273
	Amazon.com Inc.	3.300%	4/13/27	46,355	44,353
	Amazon.com Inc.	1.200%	6/3/27	24,586	22,076
	Amazon.com Inc.	3.150%	8/22/27	54,144	51,331
	Amazon.com Inc.	4.550%	12/1/27	31,888	31,626
	Amazon.com Inc.	1.650%	5/12/28	34,941	30,990
	Amazon.com Inc.	3.450%	4/13/29	15,051	14,216
[1]	American Honda Finance Corp.	1.200%	7/8/25	1,060	1,013
[1]	American Honda Finance Corp.	1.000%	9/10/25	11,473	10,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	American Honda Finance Corp.	5.800%	10/3/25	14,566	14,648
[1]	American Honda Finance Corp.	4.950%	1/9/26	5,792	5,764
	American Honda Finance Corp.	4.750%	1/12/26	9,525	9,454
[1]	American Honda Finance Corp.	5.250%	7/7/26	15,485	15,495
[1]	American Honda Finance Corp.	1.300%	9/9/26	11,666	10,699
[1]	American Honda Finance Corp.	2.300%	9/9/26	12,427	11,659
[1]	American Honda Finance Corp.	2.350%	1/8/27	20,262	18,914
	American Honda Finance Corp.	4.900%	3/12/27	4,635	4,610
	American Honda Finance Corp.	4.700%	1/12/28	10,583	10,480
[1]	American Honda Finance Corp.	3.500%	2/15/28	4,052	3,841
[1]	American Honda Finance Corp.	2.000%	3/24/28	17,557	15,720
[1]	American Honda Finance Corp.	5.125%	7/7/28	11,303	11,335
	American Honda Finance Corp.	5.650%	11/15/28	16,643	17,016
[1]	American Honda Finance Corp.	2.250%	1/12/29	5,350	4,737
	American Honda Finance Corp.	4.900%	3/13/29	13,005	12,904
	Aptiv plc	4.350%	3/15/29	5,000	4,795
	AutoNation Inc.	4.500%	10/1/25	6,521	6,416
	AutoNation Inc.	3.800%	11/15/27	4,443	4,167
	AutoZone Inc.	3.125%	4/21/26	12,898	12,371
	AutoZone Inc.	5.050%	7/15/26	12,089	12,017
	AutoZone Inc.	3.750%	6/1/27	13,578	13,036
	AutoZone Inc.	4.500%	2/1/28	10,127	9,873
	AutoZone Inc.	6.250%	11/1/28	5,642	5,857
	AutoZone Inc.	3.750%	4/18/29	6,956	6,517
	Block Financial LLC	5.250%	10/1/25	2,031	2,014
	Block Financial LLC	2.500%	7/15/28	6,639	5,906
	BorgWarner Inc.	2.650%	7/1/27	17,231	15,916
	Brunswick Corp.	5.850%	3/18/29	6,725	6,710
	Darden Restaurants Inc.	3.850%	5/1/27	7,895	7,561
	DR Horton Inc.	2.600%	10/15/25	12,719	12,229
	DR Horton Inc.	1.300%	10/15/26	10,048	9,144
	DR Horton Inc.	1.400%	10/15/27	6,818	6,036
	eBay Inc.	5.900%	11/22/25	4,444	4,467
	eBay Inc.	1.400%	5/10/26	21,167	19,624
	eBay Inc.	3.600%	6/5/27	11,319	10,828
	eBay Inc.	5.950%	11/22/27	2,314	2,377
	Ford Motor Co.	4.346%	12/8/26	15,419	14,962
	Ford Motor Credit Co. LLC	4.687%	6/9/25	10,155	10,041
	Ford Motor Credit Co. LLC	5.125%	6/16/25	20,092	19,935
	Ford Motor Credit Co. LLC	4.134%	8/4/25	18,980	18,603
	Ford Motor Credit Co. LLC	3.375%	11/13/25	33,915	32,746
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	5,240	5,118
	Ford Motor Credit Co. LLC	6.950%	3/6/26	3,250	3,302
	Ford Motor Credit Co. LLC	6.950%	6/10/26	7,194	7,327
	Ford Motor Credit Co. LLC	4.542%	8/1/26	23,089	22,452
	Ford Motor Credit Co. LLC	2.700%	8/10/26	29,174	27,268
	Ford Motor Credit Co. LLC	4.271%	1/9/27	25,375	24,378
	Ford Motor Credit Co. LLC	5.800%	3/5/27	8,946	8,936
	Ford Motor Credit Co. LLC	5.850%	5/17/27	22,550	22,537
	Ford Motor Credit Co. LLC	4.950%	5/28/27	33,784	32,947
	Ford Motor Credit Co. LLC	4.125%	8/17/27	30,308	28,731
	Ford Motor Credit Co. LLC	3.815%	11/2/27	33,578	31,378
	Ford Motor Credit Co. LLC	7.350%	11/4/27	19,618	20,433
	Ford Motor Credit Co. LLC	2.900%	2/16/28	23,688	21,333
	Ford Motor Credit Co. LLC	6.800%	5/12/28	23,145	23,807
	Ford Motor Credit Co. LLC	6.798%	11/7/28	29,532	30,492
	Ford Motor Credit Co. LLC	2.900%	2/10/29	3,000	2,627
	Ford Motor Credit Co. LLC	5.800%	3/8/29	24,345	24,201
	Ford Motor Credit Co. LLC	5.113%	5/3/29	30,380	29,259
	Fortune Brands Innovations Inc.	4.000%	6/15/25	8,539	8,386
	General Motors Co.	6.125%	10/1/25	30,374	30,525
	General Motors Co.	4.200%	10/1/27	6,795	6,527
	General Motors Co.	6.800%	10/1/27	13,563	14,061
	General Motors Co.	5.000%	10/1/28	5,020	4,956
	General Motors Financial Co. Inc.	2.750%	6/20/25	28,749	27,883
	General Motors Financial Co. Inc.	4.300%	7/13/25	9,128	8,995
	General Motors Financial Co. Inc.	1.250%	1/8/26	19,336	18,066
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,702	12,635
	General Motors Financial Co. Inc.	5.400%	4/6/26	24,580	24,506
	General Motors Financial Co. Inc.	1.500%	6/10/26	12,599	11,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.000%	10/6/26	17,978	17,373
	General Motors Financial Co. Inc.	4.350%	1/17/27	35,260	34,335
	General Motors Financial Co. Inc.	2.350%	2/26/27	9,845	9,069
	General Motors Financial Co. Inc.	5.000%	4/9/27	43,387	42,911
	General Motors Financial Co. Inc.	5.400%	5/8/27	19,686	19,658
	General Motors Financial Co. Inc.	2.700%	8/20/27	12,382	11,394
	General Motors Financial Co. Inc.	6.000%	1/9/28	22,115	22,449
	General Motors Financial Co. Inc.	2.400%	4/10/28	19,292	17,214
	General Motors Financial Co. Inc.	5.800%	6/23/28	24,100	24,293
	General Motors Financial Co. Inc.	2.400%	10/15/28	2,652	2,330
	General Motors Financial Co. Inc.	5.800%	1/7/29	33,745	33,984
	General Motors Financial Co. Inc.	4.300%	4/6/29	5,650	5,341
	General Motors Financial Co. Inc.	5.550%	7/15/29	12,300	12,249
	GXO Logistics Inc.	1.650%	7/15/26	6,684	6,135
	GXO Logistics Inc.	6.250%	5/6/29	9,560	9,693
	Harley-Davidson Inc.	3.500%	7/28/25	9,695	9,444
	Hasbro Inc.	3.550%	11/19/26	11,448	10,898
	Hasbro Inc.	3.500%	9/15/27	4,000	3,754
	Home Depot Inc.	3.350%	9/15/25	12,634	12,344
	Home Depot Inc.	4.000%	9/15/25	10,599	10,436
	Home Depot Inc.	3.000%	4/1/26	22,589	21,772
	Home Depot Inc.	2.125%	9/15/26	19,100	17,909
	Home Depot Inc.	2.500%	4/15/27	20,838	19,493
	Home Depot Inc.	2.875%	4/15/27	13,164	12,434
	Home Depot Inc.	2.800%	9/14/27	20,589	19,253
	Home Depot Inc.	1.500%	9/15/28	10,911	9,486
	Home Depot Inc.	3.900%	12/6/28	16,168	15,551
	Home Depot Inc.	4.900%	4/15/29	14,817	14,787
	Honda Motor Co. Ltd.	2.534%	3/10/27	29,918	27,972
	Hyatt Hotels Corp.	4.850%	3/15/26	5,866	5,805
	Hyatt Hotels Corp.	5.750%	1/30/27	9,555	9,642
	Hyatt Hotels Corp.	4.375%	9/15/28	4,865	4,676
	JD.com Inc.	3.875%	4/29/26	7,893	7,659
	Las Vegas Sands Corp.	3.500%	8/18/26	16,030	15,233
	Las Vegas Sands Corp.	5.900%	6/1/27	15,200	15,240
	Lear Corp.	3.800%	9/15/27	5,845	5,577
	Lear Corp.	4.250%	5/15/29	9,875	9,355
	Leggett & Platt Inc.	3.500%	11/15/27	9,627	8,743
	Leggett & Platt Inc.	4.400%	3/15/29	7,390	6,670
	Leland Stanford Junior University	1.289%	6/1/27	6,834	6,156
	Lennar Corp.	5.250%	6/1/26	3,620	3,608
	Lennar Corp.	5.000%	6/15/27	5,534	5,493
	Lennar Corp.	4.750%	11/29/27	11,516	11,370
	Lowe's Cos. Inc.	4.400%	9/8/25	15,863	15,665
	Lowe's Cos. Inc.	3.375%	9/15/25	10,590	10,324
	Lowe's Cos. Inc.	4.800%	4/1/26	10,224	10,137
	Lowe's Cos. Inc.	2.500%	4/15/26	10,352	9,849
	Lowe's Cos. Inc.	3.350%	4/1/27	10,896	10,388
	Lowe's Cos. Inc.	3.100%	5/3/27	38,782	36,752
	Lowe's Cos. Inc.	1.300%	4/15/28	15,974	13,865
	Lowe's Cos. Inc.	1.700%	9/15/28	16,849	14,653
	Lowe's Cos. Inc.	3.650%	4/5/29	27,775	26,030
	Magna International Inc.	4.150%	10/1/25	8,296	8,150
	Magna International Inc.	5.050%	3/14/29	11,775	11,705
	Marriott International Inc.	3.750%	10/1/25	2,998	2,930
[1]	Marriott International Inc.	3.125%	6/15/26	8,318	7,959
	Marriott International Inc.	5.000%	10/15/27	21,265	21,133
[1]	Marriott International Inc.	4.000%	4/15/28	11,000	10,510
	Marriott International Inc.	5.550%	10/15/28	13,931	14,077
	Marriott International Inc.	4.900%	4/15/29	14,775	14,523
	Marriott International Inc.	4.875%	5/15/29	6,235	6,126
	Masco Corp.	3.500%	11/15/27	3,758	3,541
	Masco Corp.	1.500%	2/15/28	9,448	8,232
[1]	McDonald's Corp.	3.300%	7/1/25	20,980	20,523
[1]	McDonald's Corp.	1.450%	9/1/25	1,386	1,321
[1]	McDonald's Corp.	3.700%	1/30/26	27,776	27,093
[1]	McDonald's Corp.	3.500%	3/1/27	13,490	12,954
[1]	McDonald's Corp.	3.500%	7/1/27	14,251	13,594
[1]	McDonald's Corp.	3.800%	4/1/28	14,267	13,653
	McDonald's Corp.	4.800%	8/14/28	9,543	9,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	5.000%	5/17/29	14,000	13,967
	Meritage Homes Corp.	5.125%	6/6/27	7,500	7,374
	Mohawk Industries Inc.	5.850%	9/18/28	10,400	10,588
	NIKE Inc.	2.375%	11/1/26	18,728	17,605
	NIKE Inc.	2.750%	3/27/27	28,336	26,731
	O'Reilly Automotive Inc.	3.550%	3/15/26	14,537	14,085
	O'Reilly Automotive Inc.	5.750%	11/20/26	5,369	5,426
	O'Reilly Automotive Inc.	3.600%	9/1/27	19,653	18,693
	O'Reilly Automotive Inc.	3.900%	6/1/29	9,825	9,274
	Owens Corning	3.400%	8/15/26	6,085	5,822
	Owens Corning	5.500%	6/15/27	7,925	7,968
	Polaris Inc.	6.950%	3/15/29	7,270	7,631
	PulteGroup Inc.	5.500%	3/1/26	6,094	6,095
	PulteGroup Inc.	5.000%	1/15/27	8,214	8,137
	PVH Corp.	4.625%	7/10/25	4,642	4,578
	Ralph Lauren Corp.	3.750%	9/15/25	4,373	4,284
	Ross Stores Inc.	0.875%	4/15/26	6,484	5,973
	Sands China Ltd.	5.125%	8/8/25	28,015	27,801
	Sands China Ltd.	4.050%	1/8/26	10,130	9,818
	Sands China Ltd.	2.300%	3/8/27	14,545	13,246
	Sands China Ltd.	5.400%	8/8/28	31,330	30,803
	Sands China Ltd.	2.850%	3/8/29	7,655	6,702
	Snap-on Inc.	3.250%	3/1/27	2,618	2,507
	Stanley Black & Decker Inc.	3.400%	3/1/26	7,799	7,532
	Stanley Black & Decker Inc.	6.000%	3/6/28	2,000	2,057
	Starbucks Corp.	3.800%	8/15/25	23,621	23,177
	Starbucks Corp.	4.750%	2/15/26	16,436	16,297
	Starbucks Corp.	2.450%	6/15/26	11,109	10,521
	Starbucks Corp.	4.850%	2/8/27	15,160	15,060
	Starbucks Corp.	2.000%	3/12/27	6,977	6,415
	Starbucks Corp.	3.500%	3/1/28	10,040	9,498
	Tapestry Inc.	7.050%	11/27/25	2,165	2,201
	Tapestry Inc.	7.000%	11/27/26	9,661	9,915
[1]	Tapestry Inc.	4.125%	7/15/27	5,146	4,897
	Tapestry Inc.	7.350%	11/27/28	16,736	17,332
	TJX Cos. Inc.	2.250%	9/15/26	12,681	11,927
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,028	2,994
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,365	7,074
	Toyota Motor Corp.	1.339%	3/25/26	5,726	5,356
	Toyota Motor Corp.	5.275%	7/13/26	8,580	8,601
	Toyota Motor Corp.	5.118%	7/13/28	9,835	9,883
	Toyota Motor Corp.	2.760%	7/2/29	5,158	4,698
	Toyota Motor Credit Corp.	3.950%	6/30/25	14,540	14,339
[1]	Toyota Motor Credit Corp.	3.650%	8/18/25	50	49
	Toyota Motor Credit Corp.	5.600%	9/11/25	10,656	10,701
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	9,822	9,252
	Toyota Motor Credit Corp.	5.400%	11/10/25	10,050	10,072
[1]	Toyota Motor Credit Corp.	4.800%	1/5/26	11,781	11,711
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,259	6,772
	Toyota Motor Credit Corp.	5.200%	5/15/26	12,700	12,698
	Toyota Motor Credit Corp.	4.450%	5/18/26	20,754	20,470
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	29,595	27,296
[1]	Toyota Motor Credit Corp.	5.000%	8/14/26	7,370	7,345
	Toyota Motor Credit Corp.	5.400%	11/20/26	14,429	14,506
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	25,331	24,170
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	13,103	12,085
[1]	Toyota Motor Credit Corp.	5.000%	3/19/27	15,220	15,194
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	22,103	20,940
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	8,864	7,863
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	27,130	26,752
	Toyota Motor Credit Corp.	5.450%	11/10/27	16,022	16,232
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	10,000	9,360
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,430	5,368
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	15,957	14,263
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	12,918	13,031
[1]	Toyota Motor Credit Corp.	4.650%	1/5/29	6,843	6,736
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,455	5,155
	Toyota Motor Credit Corp.	5.050%	5/16/29	14,500	14,477
	VF Corp.	2.800%	4/23/27	9,057	8,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	4.750%	2/26/29	9,079	8,803
					3,047,734
Consumer Staples (5.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	6,498	6,940
	Altria Group Inc.	4.400%	2/14/26	16,621	16,359
	Altria Group Inc.	2.625%	9/16/26	8,692	8,178
	Altria Group Inc.	6.200%	11/1/28	7,335	7,580
	Altria Group Inc.	4.800%	2/14/29	26,494	25,987
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	11,870	11,591
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	82,749	82,136
	Archer-Daniels-Midland Co.	2.500%	8/11/26	15,188	14,355
	Avery Dennison Corp.	4.875%	12/6/28	9,982	9,825
	BAT Capital Corp.	2.789%	9/6/24	8,029	7,962
	BAT Capital Corp.	3.215%	9/6/26	20,556	19,567
	BAT Capital Corp.	4.700%	4/2/27	9,820	9,648
	BAT Capital Corp.	3.557%	8/15/27	22,775	21,566
	BAT Capital Corp.	2.259%	3/25/28	33,362	29,757
	BAT International Finance plc	1.668%	3/25/26	31,546	29,464
	BAT International Finance plc	4.448%	3/16/28	20,990	20,270
	BAT International Finance plc	5.931%	2/2/29	13,410	13,699
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	10,797	10,301
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	21,551	20,564
	Campbell Soup Co.	5.300%	3/20/26	3,444	3,437
	Campbell Soup Co.	5.200%	3/19/27	5,345	5,348
	Campbell Soup Co.	4.150%	3/15/28	24,676	23,781
	Campbell Soup Co.	5.200%	3/21/29	11,490	11,427
	Church & Dwight Co. Inc.	3.150%	8/1/27	8,035	7,601
	Clorox Co.	3.100%	10/1/27	6,641	6,234
	Clorox Co.	4.400%	5/1/29	5,649	5,474
	Coca-Cola Co.	3.375%	3/25/27	22,134	21,319
	Coca-Cola Co.	2.900%	5/25/27	5,834	5,528
	Coca-Cola Co.	1.450%	6/1/27	31,553	28,638
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	2,415	2,360
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	7,000	7,018
	Colgate-Palmolive Co.	4.800%	3/2/26	7,787	7,768
	Colgate-Palmolive Co.	3.100%	8/15/27	14,532	13,813
	Colgate-Palmolive Co.	4.600%	3/1/28	7,510	7,485
	Conagra Brands Inc.	4.600%	11/1/25	15,966	15,760
	Conagra Brands Inc.	5.300%	10/1/26	400	400
	Conagra Brands Inc.	1.375%	11/1/27	11,034	9,654
	Conagra Brands Inc.	4.850%	11/1/28	30,331	29,663
	Constellation Brands Inc.	4.400%	11/15/25	5,111	5,035
	Constellation Brands Inc.	4.750%	12/1/25	3,206	3,170
	Constellation Brands Inc.	5.000%	2/2/26	4,451	4,444
	Constellation Brands Inc.	3.700%	12/6/26	9,892	9,516
	Constellation Brands Inc.	3.500%	5/9/27	19,693	18,736
	Constellation Brands Inc.	4.350%	5/9/27	8,942	8,727
	Constellation Brands Inc.	3.600%	2/15/28	5,831	5,502
	Constellation Brands Inc.	4.650%	11/15/28	16,950	16,574
	Constellation Brands Inc.	4.800%	1/15/29	1,890	1,858
	Costco Wholesale Corp.	3.000%	5/18/27	16,794	16,030
	Costco Wholesale Corp.	1.375%	6/20/27	33,148	29,905
	Diageo Capital plc	1.375%	9/29/25	10,951	10,399
	Diageo Capital plc	5.200%	10/24/25	810	809
	Diageo Capital plc	5.375%	10/5/26	1,805	1,815
	Diageo Capital plc	5.300%	10/24/27	16,372	16,487
	Diageo Capital plc	3.875%	5/18/28	5,119	4,911
	Diageo Capital plc	2.375%	10/24/29	3,475	3,049
	Dollar General Corp.	4.150%	11/1/25	3,316	3,250
	Dollar General Corp.	3.875%	4/15/27	12,438	11,975
	Dollar General Corp.	4.625%	11/1/27	14,470	14,142
	Dollar General Corp.	4.125%	5/1/28	10,695	10,285
	Dollar General Corp.	5.200%	7/5/28	7,025	6,990
	Dollar Tree Inc.	4.200%	5/15/28	20,414	19,560
	Estee Lauder Cos. Inc.	3.150%	3/15/27	5,882	5,608
	Estee Lauder Cos. Inc.	4.375%	5/15/28	9,722	9,520
	Flowers Foods Inc.	3.500%	10/1/26	5,976	5,709
	General Mills Inc.	4.000%	4/17/25	16,805	16,590
	General Mills Inc.	4.700%	1/30/27	4,266	4,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	3.200%	2/10/27	13,965	13,266
	General Mills Inc.	4.200%	4/17/28	30,237	29,225
	General Mills Inc.	5.500%	10/17/28	2,053	2,078
	Haleon US Capital LLC	3.375%	3/24/27	33,690	32,076
	Haleon US Capital LLC	3.375%	3/24/29	16,567	15,290
	Hershey Co.	0.900%	6/1/25	3,293	3,152
	Hershey Co.	3.200%	8/21/25	1,765	1,723
	Hershey Co.	2.300%	8/15/26	6,665	6,278
	Hershey Co.	4.250%	5/4/28	7,916	7,760
	Hormel Foods Corp.	4.800%	3/30/27	7,745	7,703
	Hormel Foods Corp.	1.700%	6/3/28	11,909	10,517
	Ingredion Inc.	3.200%	10/1/26	8,554	8,133
	J M Smucker Co.	3.375%	12/15/27	6,371	6,007
	J M Smucker Co.	5.900%	11/15/28	8,898	9,136
	JBS USA Holding Lux Sarl	2.500%	1/15/27	16,807	15,505
	JBS USA Holding Lux Sarl	5.125%	2/1/28	11,946	11,735
	Kellanova	3.250%	4/1/26	5,645	5,437
	Kellanova	4.300%	5/15/28	15,163	14,735
	Kenvue Inc.	5.350%	3/22/26	11,935	11,971
	Kenvue Inc.	5.050%	3/22/28	34,121	34,216
	Keurig Dr Pepper Inc.	3.400%	11/15/25	7,546	7,332
	Keurig Dr Pepper Inc.	2.550%	9/15/26	8,079	7,601
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	9,900	9,872
	Keurig Dr Pepper Inc.	3.430%	6/15/27	5,189	4,928
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,141	23,626
	Keurig Dr Pepper Inc.	5.050%	3/15/29	11,675	11,596
	Keurig Dr Pepper Inc.	3.950%	4/15/29	19,706	18,651
	Kimberly-Clark Corp.	3.050%	8/15/25	6,185	6,033
	Kimberly-Clark Corp.	2.750%	2/15/26	1,822	1,754
	Kimberly-Clark Corp.	3.200%	4/25/29	10,593	9,823
	Kraft Heinz Foods Co.	3.000%	6/1/26	34,613	33,129
	Kraft Heinz Foods Co.	3.875%	5/15/27	32,288	31,233
	Kroger Co.	3.500%	2/1/26	6,597	6,405
	Kroger Co.	2.650%	10/15/26	22,437	21,143
	Kroger Co.	3.700%	8/1/27	5,781	5,549
	Kroger Co.	4.500%	1/15/29	11,372	11,124
	McCormick & Co. Inc.	0.900%	2/15/26	2,750	2,550
	McCormick & Co. Inc.	3.400%	8/15/27	12,698	12,031
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,941	12,727
	Molson Coors Beverage Co.	3.000%	7/15/26	35,549	33,870
	Mondelez International Inc.	2.625%	3/17/27	17,154	16,047
	Mondelez International Inc.	4.125%	5/7/28	948	919
	Mondelez International Inc.	4.750%	2/20/29	7,940	7,813
	PepsiCo Inc.	2.750%	4/30/25	24,393	23,846
	PepsiCo Inc.	3.500%	7/17/25	12,741	12,500
	PepsiCo Inc.	5.250%	11/10/25	5,200	5,215
	PepsiCo Inc.	4.550%	2/13/26	2,340	2,323
	PepsiCo Inc.	2.850%	2/24/26	17,839	17,200
	PepsiCo Inc.	2.375%	10/6/26	17,907	16,878
	PepsiCo Inc.	5.125%	11/10/26	10,581	10,625
	PepsiCo Inc.	2.625%	3/19/27	9,151	8,600
	PepsiCo Inc.	3.000%	10/15/27	24,368	22,939
	PepsiCo Inc.	3.600%	2/18/28	11,594	11,125
	PepsiCo Inc.	4.450%	5/15/28	3,624	3,587
	PepsiCo Inc.	7.000%	3/1/29	10,850	11,845
	Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/29	1,850	1,821
	Philip Morris International Inc.	3.375%	8/11/25	13,638	13,330
	Philip Morris International Inc.	5.000%	11/17/25	12,213	12,147
	Philip Morris International Inc.	4.875%	2/13/26	19,401	19,263
	Philip Morris International Inc.	2.750%	2/25/26	11,453	10,974
	Philip Morris International Inc.	0.875%	5/1/26	14,817	13,641
	Philip Morris International Inc.	4.750%	2/12/27	8,020	7,944
	Philip Morris International Inc.	5.125%	11/17/27	41,171	41,084
	Philip Morris International Inc.	4.875%	2/15/28	39,231	38,811
	Philip Morris International Inc.	4.875%	2/13/29	19,882	19,588
	Procter & Gamble Co.	0.550%	10/29/25	14,653	13,772
	Procter & Gamble Co.	2.700%	2/2/26	9,219	8,882
	Procter & Gamble Co.	2.450%	11/3/26	23,819	22,491
	Procter & Gamble Co.	1.900%	2/1/27	11,664	10,823
	Procter & Gamble Co.	2.800%	3/25/27	7,184	6,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	2.850%	8/11/27	12,906	12,172
	Procter & Gamble Co.	3.950%	1/26/28	10,445	10,202
	Procter & Gamble Co.	4.350%	1/29/29	13,070	12,892
	Reynolds American Inc.	4.450%	6/12/25	35,716	35,287
	Sysco Corp.	3.750%	10/1/25	16,606	16,222
	Sysco Corp.	3.300%	7/15/26	24,771	23,777
	Sysco Corp.	3.250%	7/15/27	8,335	7,872
	Sysco Corp.	5.750%	1/17/29	6,979	7,116
	Target Corp.	2.500%	4/15/26	10,284	9,834
	Target Corp.	1.950%	1/15/27	19,801	18,420
	Target Corp.	3.375%	4/15/29	18,000	16,852
	Tyson Foods Inc.	4.000%	3/1/26	9,706	9,467
	Tyson Foods Inc.	3.550%	6/2/27	17,440	16,599
	Tyson Foods Inc.	4.350%	3/1/29	3,270	3,139
	Tyson Foods Inc.	5.400%	3/15/29	23,850	23,837
	Unilever Capital Corp.	3.100%	7/30/25	3,024	2,956
	Unilever Capital Corp.	2.000%	7/28/26	11,580	10,873
	Unilever Capital Corp.	2.900%	5/5/27	5,772	5,469
	Unilever Capital Corp.	3.500%	3/22/28	18,943	18,021
	Unilever Capital Corp.	4.875%	9/8/28	12,200	12,192
	Unilever Capital Corp.	2.125%	9/6/29	16,200	14,136
	Walmart Inc.	3.550%	6/26/25	14,682	14,429
	Walmart Inc.	3.900%	9/9/25	23,810	23,466
	Walmart Inc.	4.000%	4/15/26	10,794	10,620
	Walmart Inc.	3.050%	7/8/26	16,089	15,496
	Walmart Inc.	1.050%	9/17/26	28,749	26,386
	Walmart Inc.	3.950%	9/9/27	19,827	19,322
	Walmart Inc.	3.900%	4/15/28	11,833	11,484
	Walmart Inc.	3.700%	6/26/28	23,336	22,530
	Walmart Inc.	1.500%	9/22/28	20,851	18,305
					2,222,400
Energy (5.0%)
	Apache Corp.	4.375%	10/15/28	3,001	2,827
	Baker Hughes Holdings LLC	2.061%	12/15/26	10,249	9,473
	Baker Hughes Holdings LLC	3.337%	12/15/27	22,981	21,650
	Boardwalk Pipelines LP	5.950%	6/1/26	11,277	11,330
	Boardwalk Pipelines LP	4.450%	7/15/27	5,559	5,404
	Boardwalk Pipelines LP	4.800%	5/3/29	7,950	7,746
	BP Capital Markets America Inc.	3.796%	9/21/25	16,178	15,879
	BP Capital Markets America Inc.	3.410%	2/11/26	15,994	15,519
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	26,143	25,157
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	14,179	13,475
	BP Capital Markets America Inc.	3.543%	4/6/27	12,174	11,673
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	11,240	10,794
	BP Capital Markets America Inc.	5.017%	11/17/27	11,800	11,777
	BP Capital Markets America Inc.	3.937%	9/21/28	15,394	14,751
	BP Capital Markets America Inc.	4.234%	11/6/28	34,210	33,093
	BP Capital Markets America Inc.	4.699%	4/10/29	19,920	19,629
	BP Capital Markets plc	3.279%	9/19/27	17,877	16,904
	BP Capital Markets plc	3.723%	11/28/28	12,218	11,557
	Canadian Natural Resources Ltd.	2.050%	7/15/25	13,944	13,392
	Canadian Natural Resources Ltd.	3.850%	6/1/27	28,456	27,292
	Cenovus Energy Inc.	4.250%	4/15/27	13,325	12,937
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	20,164	20,007
	Cheniere Energy Inc.	4.625%	10/15/28	25,304	24,418
	Chevron Corp.	3.326%	11/17/25	6,570	6,410
	Chevron Corp.	2.954%	5/16/26	30,937	29,745
	Chevron Corp.	1.995%	5/11/27	15,216	14,013
	Chevron USA Inc.	0.687%	8/12/25	20,427	19,405
	Chevron USA Inc.	1.018%	8/12/27	9,183	8,125
	Chevron USA Inc.	3.850%	1/15/28	5,710	5,538
	Columbia Pipeline Group Inc.	4.500%	6/1/25	16,570	16,351
	ConocoPhillips Co.	6.950%	4/15/29	19,720	21,360
	Continental Resources Inc.	4.375%	1/15/28	23,914	22,970
	Coterra Energy Inc.	3.900%	5/15/27	25,073	24,055
	Coterra Energy Inc.	4.375%	3/15/29	7,180	6,832
	DCP Midstream Operating LP	5.375%	7/15/25	3,890	3,875
	DCP Midstream Operating LP	5.625%	7/15/27	10,139	10,243
	DCP Midstream Operating LP	5.125%	5/15/29	9,560	9,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Devon Energy Corp.	5.850%	12/15/25	2,395	2,406
	Devon Energy Corp.	5.875%	6/15/28	32	32
	Diamondback Energy Inc.	3.250%	12/1/26	15,540	14,820
	Diamondback Energy Inc.	5.200%	4/18/27	14,310	14,282
	Enbridge Energy Partners LP	5.875%	10/15/25	1,509	1,513
	Enbridge Inc.	1.600%	10/4/26	5,637	5,166
	Enbridge Inc.	5.900%	11/15/26	22,889	23,137
	Enbridge Inc.	4.250%	12/1/26	20,554	20,019
	Enbridge Inc.	5.250%	4/5/27	12,200	12,174
	Enbridge Inc.	3.700%	7/15/27	2,430	2,326
	Enbridge Inc.	6.000%	11/15/28	9,580	9,836
	Enbridge Inc.	5.300%	4/5/29	12,200	12,184
	Energy Transfer LP	5.950%	12/1/25	1,768	1,775
	Energy Transfer LP	4.750%	1/15/26	21,168	20,910
	Energy Transfer LP	3.900%	7/15/26	10,270	9,937
	Energy Transfer LP	4.400%	3/15/27	17,800	17,341
	Energy Transfer LP	4.200%	4/15/27	15,205	14,721
[1]	Energy Transfer LP	5.500%	6/1/27	25,166	25,210
	Energy Transfer LP	4.000%	10/1/27	5,165	4,946
	Energy Transfer LP	5.550%	2/15/28	17,770	17,873
	Energy Transfer LP	4.950%	5/15/28	12,779	12,564
	Energy Transfer LP	4.950%	6/15/28	15,118	14,885
	Energy Transfer LP	6.100%	12/1/28	8,481	8,716
	Energy Transfer LP	5.250%	4/15/29	26,975	26,833
	EnLink Midstream Partners LP	4.850%	7/15/26	7,905	7,730
	Enterprise Products Operating LLC	5.050%	1/10/26	6,284	6,268
	Enterprise Products Operating LLC	3.700%	2/15/26	19,096	18,617
	Enterprise Products Operating LLC	3.950%	2/15/27	12,325	11,983
	Enterprise Products Operating LLC	4.150%	10/16/28	20,423	19,725
	Enterprise Products Operating LLC	3.125%	7/31/29	1,858	1,698
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	16,306	15,636
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,750	9,089
	EOG Resources Inc.	4.150%	1/15/26	19,533	19,204
	EQT Corp.	3.900%	10/1/27	17,833	16,989
	EQT Corp.	5.700%	4/1/28	5,546	5,578
	EQT Corp.	5.000%	1/15/29	6,182	6,025
	Exxon Mobil Corp.	3.043%	3/1/26	41,001	39,599
	Exxon Mobil Corp.	2.275%	8/16/26	13,895	13,098
	Exxon Mobil Corp.	3.294%	3/19/27	9,325	8,980
	Halliburton Co.	3.800%	11/15/25	7,643	7,467
	Hess Corp.	4.300%	4/1/27	24,125	23,481
	HF Sinclair Corp.	5.875%	4/1/26	13,017	13,063
	Kinder Morgan Inc.	4.300%	6/1/25	21,858	21,564
	Kinder Morgan Inc.	1.750%	11/15/26	8,233	7,557
	Kinder Morgan Inc.	4.300%	3/1/28	19,333	18,753
	Kinder Morgan Inc.	5.000%	2/1/29	12,840	12,651
	Marathon Oil Corp.	4.400%	7/15/27	17,871	17,479
	Marathon Oil Corp.	5.300%	4/1/29	9,725	9,750
	Marathon Petroleum Corp.	5.125%	12/15/26	16,223	16,122
	Marathon Petroleum Corp.	3.800%	4/1/28	7,401	7,035
	MPLX LP	4.875%	6/1/25	25,404	25,199
	MPLX LP	1.750%	3/1/26	20,826	19,508
	MPLX LP	4.125%	3/1/27	24,937	24,163
	MPLX LP	4.250%	12/1/27	1,518	1,467
	MPLX LP	4.000%	3/15/28	19,995	19,084
	MPLX LP	4.800%	2/15/29	8,225	8,051
	Northwest Pipeline LLC	4.000%	4/1/27	3,121	3,015
	Occidental Petroleum Corp.	5.875%	9/1/25	10,259	10,282
	Occidental Petroleum Corp.	5.500%	12/1/25	3,628	3,615
	Occidental Petroleum Corp.	5.550%	3/15/26	15,247	15,235
	Occidental Petroleum Corp.	8.500%	7/15/27	7,344	7,870
	Occidental Petroleum Corp.	6.375%	9/1/28	10,891	11,212
	ONEOK Inc.	2.200%	9/15/25	1,779	1,703
	ONEOK Inc.	5.850%	1/15/26	8,346	8,384
	ONEOK Inc.	5.000%	3/1/26	12,021	11,916
	ONEOK Inc.	5.550%	11/1/26	11,042	11,068
	ONEOK Inc.	4.000%	7/13/27	11,008	10,590
	ONEOK Inc.	4.550%	7/15/28	12,094	11,738
	ONEOK Inc.	5.650%	11/1/28	11,521	11,651
	ONEOK Inc.	4.350%	3/15/29	10,980	10,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ovintiv Inc.	5.375%	1/1/26	10,946	10,891
	Ovintiv Inc.	5.650%	5/15/28	11,927	12,045
	Patterson-UTI Energy Inc.	3.950%	2/1/28	8,480	7,954
	Phillips 66	1.300%	2/15/26	3,765	3,516
	Phillips 66	3.900%	3/15/28	15,045	14,365
	Phillips 66 Co.	3.550%	10/1/26	6,871	6,610
	Phillips 66 Co.	4.950%	12/1/27	14,067	13,974
	Phillips 66 Co.	3.750%	3/1/28	6,710	6,378
	Pioneer Natural Resources Co.	1.125%	1/15/26	11,948	11,181
	Plains All American Pipeline LP	4.650%	10/15/25	14,811	14,629
	Plains All American Pipeline LP	4.500%	12/15/26	12,685	12,398
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	23,032	23,120
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	28,560	28,317
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	19,351	18,645
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	6,091	5,804
	Schlumberger Investment SA	4.500%	5/15/28	9,615	9,455
	Shell International Finance BV	2.875%	5/10/26	29,604	28,419
	Shell International Finance BV	2.500%	9/12/26	16,188	15,309
	Shell International Finance BV	3.875%	11/13/28	22,832	21,879
	Spectra Energy Partners LP	3.375%	10/15/26	12,881	12,295
	Targa Resources Corp.	5.200%	7/1/27	9,010	8,977
	Targa Resources Corp.	6.150%	3/1/29	13,615	14,037
	Targa Resources Partners LP	6.500%	7/15/27	28,950	29,141
	Targa Resources Partners LP	5.000%	1/15/28	13,848	13,515
	TC PipeLines LP	3.900%	5/25/27	8,293	7,929
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,243	2,339
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,181	4,421
	TotalEnergies Capital International SA	3.455%	2/19/29	22,466	21,058
	TotalEnergies Capital SA	3.883%	10/11/28	12,819	12,284
	TransCanada PipeLines Ltd.	4.875%	1/15/26	12,216	12,104
	TransCanada PipeLines Ltd.	4.250%	5/15/28	26,996	25,985
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,799	11,121
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,119	4,899
	Valero Energy Corp.	2.150%	9/15/27	7,241	6,552
	Valero Energy Corp.	4.350%	6/1/28	11,379	11,017
	Valero Energy Corp.	4.000%	4/1/29	7,200	6,823
	Valero Energy Partners LP	4.500%	3/15/28	14,057	13,670
	Western Midstream Operating LP	4.650%	7/1/26	2,031	1,988
	Western Midstream Operating LP	4.500%	3/1/28	5,591	5,396
	Western Midstream Operating LP	4.750%	8/15/28	8,323	8,108
	Western Midstream Operating LP	6.350%	1/15/29	9,590	9,879
	Williams Cos. Inc.	4.000%	9/15/25	17,759	17,409
	Williams Cos. Inc.	5.400%	3/2/26	16,565	16,544
	Williams Cos. Inc.	3.750%	6/15/27	31,014	29,637
	Williams Cos. Inc.	5.300%	8/15/28	15,402	15,406
	Williams Cos. Inc.	4.900%	3/15/29	20,840	20,484
					2,037,970
Financials (40.2%)
[1]	Aegon Ltd.	5.500%	4/11/48	13,325	12,851
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,850	16,978
	AerCap Ireland Capital DAC	4.450%	10/1/25	6,572	6,472
	AerCap Ireland Capital DAC	1.750%	1/30/26	7,117	6,681
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,547	3,477
	AerCap Ireland Capital DAC	2.450%	10/29/26	87,010	80,954
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,137	2,168
	AerCap Ireland Capital DAC	6.450%	4/15/27	12,360	12,645
	AerCap Ireland Capital DAC	3.650%	7/21/27	23,553	22,265
	AerCap Ireland Capital DAC	3.875%	1/23/28	10,510	9,908
	AerCap Ireland Capital DAC	5.750%	6/6/28	13,150	13,256
	AerCap Ireland Capital DAC	3.000%	10/29/28	77,885	70,359
	AerCap Ireland Capital DAC	5.100%	1/19/29	12,635	12,453
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,690	9,456
	Aflac Inc.	1.125%	3/15/26	12,419	11,533
	Air Lease Corp.	3.375%	7/1/25	6,788	6,622
[1]	Air Lease Corp.	2.875%	1/15/26	22,495	21,505
[1]	Air Lease Corp.	3.750%	6/1/26	13,266	12,793
	Air Lease Corp.	1.875%	8/15/26	25,771	23,797
	Air Lease Corp.	2.200%	1/15/27	9,304	8,555
	Air Lease Corp.	3.625%	4/1/27	6,374	6,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.625%	12/1/27	7,730	7,275
	Air Lease Corp.	5.850%	12/15/27	9,150	9,244
	Air Lease Corp.	5.300%	2/1/28	11,173	11,128
	Air Lease Corp.	2.100%	9/1/28	11,222	9,804
	Air Lease Corp.	4.625%	10/1/28	3,800	3,676
	Air Lease Corp.	5.100%	3/1/29	7,350	7,249
	Aircastle Ltd.	4.250%	6/15/26	14,451	14,064
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	2,060	2,013
	Allstate Corp.	0.750%	12/15/25	8,702	8,098
	Allstate Corp.	3.280%	12/15/26	6,651	6,335
	Ally Financial Inc.	4.750%	6/9/27	11,284	10,955
	Ally Financial Inc.	7.100%	11/15/27	11,850	12,318
	Ally Financial Inc.	2.200%	11/2/28	17,339	14,959
	Ally Financial Inc.	6.992%	6/13/29	6,620	6,845
	Ally Financial Inc.	6.848%	1/3/30	6,473	6,643
	American Express Co.	3.950%	8/1/25	28,723	28,246
	American Express Co.	4.200%	11/6/25	6,919	6,813
	American Express Co.	4.990%	5/1/26	16,220	16,116
	American Express Co.	3.125%	5/20/26	7,303	7,007
	American Express Co.	6.338%	10/30/26	10,042	10,150
	American Express Co.	1.650%	11/4/26	29,167	26,757
	American Express Co.	2.550%	3/4/27	38,609	35,977
	American Express Co.	5.645%	4/23/27	48,825	49,005
	American Express Co.	3.300%	5/3/27	54,458	51,774
	American Express Co.	5.389%	7/28/27	18,560	18,537
	American Express Co.	5.850%	11/5/27	12,645	12,935
	American Express Co.	5.098%	2/16/28	17,318	17,213
	American Express Co.	4.050%	5/3/29	11,478	11,004
	American Express Co.	5.282%	7/27/29	23,649	23,630
	American Express Co.	5.532%	4/25/30	20,450	20,637
[1]	American Express Credit Corp.	3.300%	5/3/27	2,497	2,389
	American International Group Inc.	4.200%	4/1/28	1,259	1,212
[1]	American International Group Inc.	5.750%	4/1/48	11,580	11,348
	American National Group Inc.	5.000%	6/15/27	7,088	6,871
	Ameriprise Financial Inc.	2.875%	9/15/26	10,364	9,832
	Ameriprise Financial Inc.	5.700%	12/15/28	7,450	7,611
[1]	Aon Corp.	8.205%	1/1/27	3,936	4,180
	Aon Corp.	2.850%	5/28/27	7,318	6,845
	Aon Corp.	3.750%	5/2/29	1,755	1,643
	Aon Global Ltd.	3.875%	12/15/25	12,935	12,620
	Aon North America Inc.	5.125%	3/1/27	6,380	6,365
	Aon North America Inc.	5.150%	3/1/29	19,869	19,769
[2]	Apollo Debt Solutions BDC	6.900%	4/13/29	10,185	10,255
	Arch Capital Finance LLC	4.011%	12/15/26	6,871	6,637
	Ares Capital Corp.	3.250%	7/15/25	23,950	23,205
	Ares Capital Corp.	3.875%	1/15/26	19,786	19,088
	Ares Capital Corp.	2.150%	7/15/26	24,926	22,997
	Ares Capital Corp.	2.875%	6/15/27	7,703	7,072
	Ares Capital Corp.	2.875%	6/15/28	24,671	21,909
	Ares Capital Corp.	5.875%	3/1/29	19,307	19,093
	Ares Management Corp.	6.375%	11/10/28	6,055	6,291
	Assurant Inc.	4.900%	3/27/28	4,142	4,037
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	4,075	4,184
[2]	Athene Global Funding	5.620%	5/8/26	5,795	5,789
[2]	Athene Global Funding	5.583%	1/9/29	8,435	8,424
	Athene Holding Ltd.	4.125%	1/12/28	16,155	15,543
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	16,430	16,436
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	11,645	11,701
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	11,016	10,780
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	20,180	20,139
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	10,750	10,710
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	8,607	8,552
	AXIS Specialty Finance plc	4.000%	12/6/27	6,000	5,735
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	5,338	5,025
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	5,103	4,687
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	7,795	7,361
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	15,554	15,547
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	14,130	14,386
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	16,290	16,297
	Banco Santander SA	5.147%	8/18/25	35,473	35,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	5.179%	11/19/25	9,082	8,990
	Banco Santander SA	1.849%	3/25/26	18,055	16,893
	Banco Santander SA	4.250%	4/11/27	20,648	19,957
	Banco Santander SA	5.294%	8/18/27	38,310	37,973
	Banco Santander SA	1.722%	9/14/27	25,340	23,148
	Banco Santander SA	6.527%	11/7/27	13,820	14,108
	Banco Santander SA	3.800%	2/23/28	12,417	11,687
	Banco Santander SA	5.552%	3/14/28	6,120	6,090
	Banco Santander SA	4.175%	3/24/28	33,609	32,268
	Banco Santander SA	4.379%	4/12/28	15,335	14,672
	Banco Santander SA	5.588%	8/8/28	23,695	23,834
	Banco Santander SA	6.607%	11/7/28	11,486	12,036
	Banco Santander SA	5.538%	3/14/30	20,910	20,756
[1]	Bank of America Corp.	3.875%	8/1/25	20,714	20,362
[1]	Bank of America Corp.	4.450%	3/3/26	50,544	49,668
[1]	Bank of America Corp.	3.500%	4/19/26	66,405	64,314
[1]	Bank of America Corp.	1.319%	6/19/26	41,534	39,665
[1]	Bank of America Corp.	4.827%	7/22/26	16,728	16,563
	Bank of America Corp.	6.220%	9/15/26	5,222	5,305
[1]	Bank of America Corp.	4.250%	10/22/26	21,984	21,414
[1]	Bank of America Corp.	1.197%	10/24/26	37,311	35,091
	Bank of America Corp.	5.080%	1/20/27	31,140	30,919
[1]	Bank of America Corp.	1.658%	3/11/27	63,765	59,610
[1]	Bank of America Corp.	3.559%	4/23/27	48,021	46,331
	Bank of America Corp.	1.734%	7/22/27	103,525	95,597
	Bank of America Corp.	5.933%	9/15/27	14,879	15,022
[1]	Bank of America Corp.	3.248%	10/21/27	21,258	20,063
[1]	Bank of America Corp.	4.183%	11/25/27	40,474	39,028
[1]	Bank of America Corp.	3.824%	1/20/28	22,033	21,182
[1]	Bank of America Corp.	2.551%	2/4/28	23,568	21,901
[1]	Bank of America Corp.	3.705%	4/24/28	15,133	14,443
	Bank of America Corp.	4.376%	4/27/28	36,396	35,401
[1]	Bank of America Corp.	3.593%	7/21/28	41,887	39,732
[1]	Bank of America Corp.	4.948%	7/22/28	80,500	79,519
	Bank of America Corp.	6.204%	11/10/28	29,044	29,862
[1]	Bank of America Corp.	3.419%	12/20/28	100,946	94,488
[1]	Bank of America Corp.	3.970%	3/5/29	42,168	40,151
	Bank of America Corp.	5.202%	4/25/29	62,065	61,725
[1]	Bank of America Corp.	2.087%	6/14/29	45,420	40,057
[1]	Bank of America Corp.	4.271%	7/23/29	47,757	45,836
	Bank of America Corp.	5.819%	9/15/29	50,253	51,102
[1]	Bank of America Corp.	3.974%	2/7/30	31,414	29,605
	Bank of America NA	5.650%	8/18/25	31,250	31,385
	Bank of America NA	5.526%	8/18/26	26,421	26,571
[1]	Bank of Montreal	3.700%	6/7/25	27,467	26,966
	Bank of Montreal	5.920%	9/25/25	9,830	9,886
	Bank of Montreal	5.300%	6/5/26	17,555	17,524
[1]	Bank of Montreal	1.250%	9/15/26	8,483	7,743
	Bank of Montreal	5.266%	12/11/26	15,025	15,002
[1]	Bank of Montreal	0.949%	1/22/27	2,420	2,250
[1]	Bank of Montreal	2.650%	3/8/27	27,113	25,357
[1]	Bank of Montreal	4.700%	9/14/27	18,535	18,245
	Bank of Montreal	5.203%	2/1/28	21,009	21,042
	Bank of Montreal	5.717%	9/25/28	27,423	27,946
[1]	Bank of Montreal	3.803%	12/15/32	13,360	12,483
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	543	539
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	4,349	4,279
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,666	5,262
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	22,139	21,183
[1]	Bank of New York Mellon Corp.	5.148%	5/22/26	15,446	15,393
	Bank of New York Mellon Corp.	4.414%	7/24/26	19,087	18,859
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,663	17,619
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	3,234	2,942
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	9,107	8,443
	Bank of New York Mellon Corp.	4.947%	4/26/27	19,358	19,205
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	25,910	24,707
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	5,745	5,431
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	40,444	38,595
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	4,581	4,404
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,269	8,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	9,613	8,428
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	13,313	13,549
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	8,577	7,845
[1]	Bank of New York Mellon Corp.	1.900%	1/25/29	5,270	4,609
	Bank of New York Mellon Corp.	4.543%	2/1/29	16,277	15,906
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	4,213	4,390
[1]	Bank of New York Mellon Corp.	4.975%	3/14/30	27,300	26,995
	Bank of Nova Scotia	1.300%	6/11/25	12,545	12,017
	Bank of Nova Scotia	5.450%	6/12/25	31,480	31,454
	Bank of Nova Scotia	4.500%	12/16/25	21,534	21,150
	Bank of Nova Scotia	4.750%	2/2/26	8,947	8,852
	Bank of Nova Scotia	1.050%	3/2/26	6,196	5,753
	Bank of Nova Scotia	1.350%	6/24/26	23,020	21,238
	Bank of Nova Scotia	2.700%	8/3/26	31,504	29,792
	Bank of Nova Scotia	1.300%	9/15/26	10,665	9,737
	Bank of Nova Scotia	1.950%	2/2/27	10,768	9,897
	Bank of Nova Scotia	2.951%	3/11/27	4,890	4,605
[3]	Bank of Nova Scotia	5.400%	6/4/27	6,000	6,013
	Bank of Nova Scotia	5.250%	6/12/28	10,773	10,791
[3]	Bank of Nova Scotia	5.450%	8/1/29	4,375	4,392
	BankUnited Inc.	4.875%	11/17/25	3,291	3,228
	Barclays plc	4.375%	1/12/26	54,889	53,785
[1]	Barclays plc	2.852%	5/7/26	47,168	45,908
	Barclays plc	5.200%	5/12/26	31,961	31,542
	Barclays plc	5.304%	8/9/26	18,339	18,226
	Barclays plc	7.325%	11/2/26	11,548	11,770
	Barclays plc	5.829%	5/9/27	30,013	30,027
	Barclays plc	6.496%	9/13/27	1,250	1,271
	Barclays plc	2.279%	11/24/27	19,757	18,208
	Barclays plc	4.337%	1/10/28	4,860	4,673
	Barclays plc	5.674%	3/12/28	8,360	8,366
	Barclays plc	4.836%	5/9/28	45,840	44,250
	Barclays plc	5.501%	8/9/28	27,061	26,997
	Barclays plc	7.385%	11/2/28	31,040	32,683
[1]	Barclays plc	4.972%	5/16/29	24,313	23,771
	Barclays plc	6.490%	9/13/29	30,690	31,707
	Barclays plc	5.690%	3/12/30	33,120	33,102
	Barings BDC Inc.	7.000%	2/15/29	4,500	4,513
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	9,920	9,280
	Berkshire Hathaway Inc.	3.125%	3/15/26	47,704	46,150
	BGC Group Inc.	8.000%	5/25/28	9,465	9,953
	BlackRock Funding Inc.	4.700%	3/14/29	11,775	11,666
	BlackRock Inc.	3.200%	3/15/27	8,605	8,238
	BlackRock Inc.	3.250%	4/30/29	15,709	14,556
	BlackRock TCP Capital Corp.	2.850%	2/9/26	380	358
	BlackRock TCP Capital Corp.	6.950%	5/30/29	3,900	3,842
	Blackstone Private Credit Fund	7.050%	9/29/25	12,142	12,262
	Blackstone Private Credit Fund	2.625%	12/15/26	18,835	17,203
	Blackstone Private Credit Fund	3.250%	3/15/27	18,463	17,028
[2]	Blackstone Private Credit Fund	7.300%	11/27/28	7,640	7,942
	Blackstone Private Credit Fund	4.000%	1/15/29	10,180	9,332
	Blackstone Secured Lending Fund	3.625%	1/15/26	12,494	11,986
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,613	10,754
	Blackstone Secured Lending Fund	2.125%	2/15/27	9,175	8,277
	Blackstone Secured Lending Fund	5.875%	11/15/27	4,020	3,992
	Blackstone Secured Lending Fund	2.850%	9/30/28	8,353	7,334
	Blue Owl Capital Corp.	3.750%	7/22/25	893	867
	Blue Owl Capital Corp.	4.250%	1/15/26	9,725	9,423
	Blue Owl Capital Corp.	3.400%	7/15/26	22,064	20,771
	Blue Owl Capital Corp.	2.625%	1/15/27	5,597	5,122
	Blue Owl Capital Corp.	2.875%	6/11/28	16,275	14,405
	Blue Owl Capital Corp.	5.950%	3/15/29	5,400	5,355
[2]	Blue Owl Capital Corp. II	8.450%	11/15/26	5,975	6,162
[1]	Blue Owl Capital Corp. III	3.125%	4/13/27	4,640	4,233
[1]	Blue Owl Credit Income Corp.	3.125%	9/23/26	6,118	5,660
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/27	8,201	7,815
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/27	9,051	9,365
	Blue Owl Credit Income Corp.	7.950%	6/13/28	10,340	10,752
	Blue Owl Credit Income Corp.	7.750%	1/15/29	8,415	8,731
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,743	4,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	13,300	13,073
[2]	BNP Paribas SA	2.819%	11/19/25	1,160	1,144
[1]	BPCE SA	3.375%	12/2/26	7,235	6,927
	Brighthouse Financial Inc.	3.700%	6/22/27	6,519	6,172
	Brookfield Finance Inc.	4.250%	6/2/26	9,072	8,879
	Brookfield Finance Inc.	3.900%	1/25/28	15,598	14,908
	Brookfield Finance Inc.	4.850%	3/29/29	15,990	15,720
	Brown & Brown Inc.	4.500%	3/15/29	5,300	5,102
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	29,872	29,353
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	420	395
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,051	8,339
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	4,260	4,282
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	16,196	16,413
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	18,777	17,920
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	24,144	23,900
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	10,768	11,044
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	11,450	11,412
	Capital One Financial Corp.	4.200%	10/29/25	23,250	22,781
	Capital One Financial Corp.	4.985%	7/24/26	4,982	4,937
	Capital One Financial Corp.	3.750%	7/28/26	25,635	24,720
	Capital One Financial Corp.	3.750%	3/9/27	31,952	30,621
	Capital One Financial Corp.	3.650%	5/11/27	39,541	37,733
	Capital One Financial Corp.	7.149%	10/29/27	2,179	2,252
	Capital One Financial Corp.	1.878%	11/2/27	30,541	27,910
	Capital One Financial Corp.	4.927%	5/10/28	24,808	24,405
	Capital One Financial Corp.	5.468%	2/1/29	34,991	34,705
	Capital One Financial Corp.	6.312%	6/8/29	15,464	15,778
	Capital One Financial Corp.	5.700%	2/1/30	16,210	16,194
	Capital One Financial Corp.	3.273%	3/1/30	30,521	27,424
	Cboe Global Markets Inc.	3.650%	1/12/27	10,648	10,278
	Charles Schwab Corp.	3.450%	2/13/26	11,852	11,482
	Charles Schwab Corp.	0.900%	3/11/26	15,384	14,229
	Charles Schwab Corp.	1.150%	5/13/26	26,528	24,514
	Charles Schwab Corp.	3.200%	3/2/27	5,953	5,647
	Charles Schwab Corp.	2.450%	3/3/27	33,791	31,381
	Charles Schwab Corp.	3.300%	4/1/27	10,853	10,338
	Charles Schwab Corp.	3.200%	1/25/28	17,107	16,011
	Charles Schwab Corp.	2.000%	3/20/28	17,837	15,938
	Charles Schwab Corp.	4.000%	2/1/29	220	211
	Charles Schwab Corp.	5.643%	5/19/29	20,082	20,266
	Charles Schwab Corp.	6.196%	11/17/29	12,490	12,910
	Chubb INA Holdings LLC	3.350%	5/3/26	33,626	32,484
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	6,500	6,874
	Citibank NA	5.864%	9/29/25	26,639	26,808
[1]	Citibank NA	5.438%	4/30/26	50,855	50,977
[1]	Citibank NA	5.488%	12/4/26	17,900	17,997
	Citibank NA	5.803%	9/29/28	39,145	40,149
	Citigroup Inc.	4.400%	6/10/25	51,897	51,234
	Citigroup Inc.	5.500%	9/13/25	19,803	19,786
	Citigroup Inc.	3.700%	1/12/26	33,290	32,403
	Citigroup Inc.	4.600%	3/9/26	29,910	29,415
[1]	Citigroup Inc.	3.106%	4/8/26	155	152
	Citigroup Inc.	3.400%	5/1/26	23,864	23,000
	Citigroup Inc.	5.610%	9/29/26	43,298	43,285
	Citigroup Inc.	3.200%	10/21/26	59,948	57,002
	Citigroup Inc.	4.300%	11/20/26	4,742	4,623
	Citigroup Inc.	1.122%	1/28/27	27,602	25,681
	Citigroup Inc.	1.462%	6/9/27	37,880	34,962
	Citigroup Inc.	4.450%	9/29/27	64,525	62,733
[1]	Citigroup Inc.	3.887%	1/10/28	33,479	32,247
[1]	Citigroup Inc.	3.070%	2/24/28	73,630	69,286
	Citigroup Inc.	4.658%	5/24/28	25,299	24,847
[1]	Citigroup Inc.	3.668%	7/24/28	48,316	45,905
	Citigroup Inc.	4.125%	7/25/28	27,405	26,188
[1]	Citigroup Inc.	3.520%	10/27/28	24,051	22,675
[1]	Citigroup Inc.	4.075%	4/23/29	29,836	28,509
	Citigroup Inc.	5.174%	2/13/30	30,490	30,195
[1]	Citigroup Inc.	3.980%	3/20/30	42,025	39,515
[1]	Citizens Bank NA	3.750%	2/18/26	3,524	3,400
	Citizens Bank NA	4.575%	8/9/28	11,235	10,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Financial Group Inc.	4.300%	12/3/25	3,107	3,037
	Citizens Financial Group Inc.	2.850%	7/27/26	11,313	10,655
	Citizens Financial Group Inc.	5.841%	1/23/30	16,785	16,675
	Citizens Financial Group Inc.	4.300%	2/11/31	2,336	2,061
	CME Group Inc.	3.750%	6/15/28	7,195	6,938
	CNA Financial Corp.	4.500%	3/1/26	8,107	7,970
	CNA Financial Corp.	3.450%	8/15/27	8,057	7,607
	CNA Financial Corp.	3.900%	5/1/29	7,900	7,430
	CNO Financial Group Inc.	5.250%	5/30/29	7,900	7,648
[1]	Comerica Bank	4.000%	7/27/25	1,495	1,453
	Comerica Inc.	4.000%	2/1/29	2,962	2,714
	Comerica Inc.	5.982%	1/30/30	20,180	19,903
	Commonwealth Bank of Australia	5.499%	9/12/25	13,640	13,677
[1]	Cooperatieve Rabobank UA	5.500%	7/18/25	7,331	7,340
	Cooperatieve Rabobank UA	4.375%	8/4/25	24,955	24,523
	Cooperatieve Rabobank UA	4.850%	1/9/26	15,794	15,702
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	32,621	31,352
	Cooperatieve Rabobank UA	5.500%	10/5/26	15,259	15,348
	Cooperatieve Rabobank UA	4.800%	1/9/29	10,350	10,200
	Corebridge Financial Inc.	3.650%	4/5/27	39,024	37,263
	Corebridge Financial Inc.	3.850%	4/5/29	26,299	24,529
	Corebridge Financial Inc.	6.875%	12/15/52	9,395	9,440
	Deutsche Bank AG	4.100%	1/13/26	1,896	1,855
[1]	Deutsche Bank AG	4.100%	1/13/26	10,198	9,949
	Deutsche Bank AG	1.686%	3/19/26	13,760	12,903
	Deutsche Bank AG	6.119%	7/14/26	28,577	28,618
	Deutsche Bank AG	2.129%	11/24/26	14,522	13,758
	Deutsche Bank AG	7.146%	7/13/27	21,502	22,036
	Deutsche Bank AG	5.371%	9/9/27	7,222	7,229
	Deutsche Bank AG	2.311%	11/16/27	31,343	28,794
	Deutsche Bank AG	2.552%	1/7/28	21,091	19,441
	Deutsche Bank AG	5.706%	2/8/28	11,104	11,081
	Deutsche Bank AG	6.720%	1/18/29	29,117	30,056
	Deutsche Bank AG	5.414%	5/10/29	15,000	14,967
	Deutsche Bank AG	6.819%	11/20/29	20,270	21,057
	Deutsche Bank AG	4.875%	12/1/32	17,939	16,775
[1]	Discover Bank	4.250%	3/13/26	2,560	2,491
[1]	Discover Bank	3.450%	7/27/26	26,703	25,490
[1]	Discover Bank	4.650%	9/13/28	13,894	13,292
	Discover Financial Services	4.500%	1/30/26	12,450	12,211
	Discover Financial Services	4.100%	2/9/27	17,095	16,417
	Eaton Vance Corp.	3.500%	4/6/27	2,705	2,585
	Enact Holdings Inc.	6.250%	5/28/29	11,900	11,899
	Enstar Finance LLC	5.750%	9/1/40	187	183
	Enstar Finance LLC	5.500%	1/15/42	10,409	10,144
	Enstar Group Ltd.	4.950%	6/1/29	1,664	1,589
	Equitable Holdings Inc.	4.350%	4/20/28	25,424	24,412
	F&G Annuities & Life Inc.	7.400%	1/13/28	7,882	8,136
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,135	9,926
	Fidelity National Financial Inc.	4.500%	8/15/28	4,108	3,941
	Fifth Third Bancorp	2.550%	5/5/27	16,232	15,053
	Fifth Third Bancorp	1.707%	11/1/27	8,071	7,375
	Fifth Third Bancorp	4.055%	4/25/28	3,798	3,620
	Fifth Third Bancorp	6.361%	10/27/28	30,784	31,345
	Fifth Third Bancorp	6.339%	7/27/29	18,141	18,596
[1]	Fifth Third Bank NA	3.950%	7/28/25	12,226	11,991
[1]	Fifth Third Bank NA	3.850%	3/15/26	11,414	11,042
[1]	Fifth Third Bank NA	2.250%	2/1/27	7,887	7,271
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,725	6,871
	FS KKR Capital Corp.	3.400%	1/15/26	31,056	29,547
	FS KKR Capital Corp.	2.625%	1/15/27	5,814	5,255
	FS KKR Capital Corp.	3.125%	10/12/28	9,132	7,929
	FS KKR Capital Corp.	7.875%	1/15/29	5,921	6,125
	GATX Corp.	3.250%	9/15/26	5,607	5,342
	GATX Corp.	5.400%	3/15/27	5,950	5,950
	GATX Corp.	3.850%	3/30/27	3,816	3,659
	GATX Corp.	3.500%	3/15/28	200	187
	GATX Corp.	4.550%	11/7/28	9,179	8,934
	GATX Corp.	4.700%	4/1/29	8,000	7,809
	Global Payments Inc.	1.200%	3/1/26	25,958	24,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	4.800%	4/1/26	24,818	24,458
	Global Payments Inc.	2.150%	1/15/27	10,209	9,415
	Global Payments Inc.	4.950%	8/15/27	8,713	8,598
	Globe Life Inc.	4.550%	9/15/28	9,801	9,228
[1]	Goldman Sachs Bank USA	5.283%	3/18/27	36,110	35,966
	Goldman Sachs Bank USA	5.414%	5/21/27	33,005	32,921
	Goldman Sachs BDC Inc.	2.875%	1/15/26	5,174	4,931
	Goldman Sachs BDC Inc.	6.375%	3/11/27	6,500	6,549
	Goldman Sachs Group Inc.	3.750%	5/22/25	38,575	37,914
	Goldman Sachs Group Inc.	4.250%	10/21/25	31,207	30,656
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,888	24,234
	Goldman Sachs Group Inc.	5.798%	8/10/26	35,497	35,529
	Goldman Sachs Group Inc.	3.500%	11/16/26	49,709	47,542
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	28,403	26,512
	Goldman Sachs Group Inc.	5.950%	1/15/27	9,569	9,720
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,255	49,475
	Goldman Sachs Group Inc.	1.431%	3/9/27	39,147	36,408
	Goldman Sachs Group Inc.	4.387%	6/15/27	10,303	10,081
	Goldman Sachs Group Inc.	1.542%	9/10/27	37,335	34,123
	Goldman Sachs Group Inc.	1.948%	10/21/27	77,310	71,086
	Goldman Sachs Group Inc.	2.640%	2/24/28	72,321	67,195
	Goldman Sachs Group Inc.	3.615%	3/15/28	49,677	47,371
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	31,048	29,555
	Goldman Sachs Group Inc.	4.482%	8/23/28	38,535	37,552
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	34,418	32,505
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	42,795	41,016
	Goldman Sachs Group Inc.	6.484%	10/24/29	27,915	29,056
	Goldman Sachs Group Inc.	5.727%	4/25/30	57,042	57,805
	Golub Capital BDC Inc.	2.500%	8/24/26	13,559	12,485
	Golub Capital BDC Inc.	2.050%	2/15/27	4,391	3,934
	Golub Capital BDC Inc.	7.050%	12/5/28	8,225	8,413
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,906	3,823
	Hercules Capital Inc.	2.625%	9/16/26	4,144	3,786
	Horace Mann Educators Corp.	7.250%	9/15/28	3,750	3,957
[2]	HPS Corporate Lending Fund	6.750%	1/30/29	7,067	7,110
	HSBC Holdings plc	4.250%	8/18/25	21,447	21,032
	HSBC Holdings plc	4.300%	3/8/26	36,839	36,185
	HSBC Holdings plc	3.900%	5/25/26	23,822	23,232
[1]	HSBC Holdings plc	2.099%	6/4/26	27,214	26,230
[1]	HSBC Holdings plc	4.292%	9/12/26	54,590	53,585
	HSBC Holdings plc	7.336%	11/3/26	26,879	27,504
	HSBC Holdings plc	4.375%	11/23/26	19,163	18,649
	HSBC Holdings plc	1.589%	5/24/27	16,401	15,217
	HSBC Holdings plc	5.887%	8/14/27	36,305	36,539
	HSBC Holdings plc	2.251%	11/22/27	29,232	27,050
[1]	HSBC Holdings plc	4.041%	3/13/28	44,066	42,365
	HSBC Holdings plc	5.597%	5/17/28	24,392	24,462
	HSBC Holdings plc	4.755%	6/9/28	29,918	29,287
	HSBC Holdings plc	5.210%	8/11/28	33,568	33,246
[1]	HSBC Holdings plc	2.013%	9/22/28	23,922	21,396
	HSBC Holdings plc	7.390%	11/3/28	37,267	39,354
	HSBC Holdings plc	6.161%	3/9/29	30,686	31,344
[1]	HSBC Holdings plc	4.583%	6/19/29	46,409	44,782
	HSBC Holdings plc	2.206%	8/17/29	49,343	43,192
	HSBC Holdings plc	5.546%	3/4/30	13,050	13,047
[1]	HSBC Holdings plc	3.973%	5/22/30	50,080	46,622
	HSBC USA Inc.	5.294%	3/4/27	16,295	16,335
	Huntington Bancshares Inc.	4.443%	8/4/28	18,305	17,704
	Huntington Bancshares Inc.	6.208%	8/21/29	19,675	20,052
	Huntington National Bank	4.552%	5/17/28	14,107	13,738
	ING Groep NV	3.950%	3/29/27	39,211	37,806
	ING Groep NV	1.726%	4/1/27	9,144	8,532
	ING Groep NV	4.017%	3/28/28	18,737	18,047
	ING Groep NV	4.550%	10/2/28	21,170	20,588
	ING Groep NV	4.050%	4/9/29	10,000	9,493
	ING Groep NV	5.335%	3/19/30	23,078	22,901
	Intercontinental Exchange Inc.	3.750%	12/1/25	23,228	22,681
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,869	7,397
	Intercontinental Exchange Inc.	4.000%	9/15/27	24,695	23,844
	Intercontinental Exchange Inc.	3.750%	9/21/28	2,517	2,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	4.350%	6/15/29	5,385	5,201
	Invesco Finance plc	3.750%	1/15/26	5,816	5,656
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	1,363	1,348
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,163	10,987
	Jefferies Financial Group Inc.	6.450%	6/8/27	3,443	3,513
	Jefferies Financial Group Inc.	5.875%	7/21/28	22,701	22,813
	JPMorgan Chase & Co.	3.900%	7/15/25	37,030	36,411
	JPMorgan Chase & Co.	3.300%	4/1/26	33,498	32,394
	JPMorgan Chase & Co.	3.200%	6/15/26	33,653	32,374
	JPMorgan Chase & Co.	2.950%	10/1/26	48,342	45,979
	JPMorgan Chase & Co.	7.625%	10/15/26	1,459	1,537
	JPMorgan Chase & Co.	1.045%	11/19/26	42,825	40,099
	JPMorgan Chase & Co.	4.125%	12/15/26	48,627	47,295
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	17,641	17,206
	JPMorgan Chase & Co.	1.040%	2/4/27	24,321	22,578
	JPMorgan Chase & Co.	1.578%	4/22/27	59,693	55,515
	JPMorgan Chase & Co.	8.000%	4/29/27	6,993	7,523
	JPMorgan Chase & Co.	1.470%	9/22/27	42,792	39,156
	JPMorgan Chase & Co.	4.250%	10/1/27	16,511	16,088
	JPMorgan Chase & Co.	6.070%	10/22/27	15,270	15,520
	JPMorgan Chase & Co.	3.625%	12/1/27	3,500	3,336
	JPMorgan Chase & Co.	5.040%	1/23/28	39,775	39,425
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	39,857	38,285
	JPMorgan Chase & Co.	2.947%	2/24/28	23,167	21,748
	JPMorgan Chase & Co.	5.571%	4/22/28	41,365	41,624
	JPMorgan Chase & Co.	4.323%	4/26/28	56,160	54,617
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	64,247	61,152
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	9,788	8,937
	JPMorgan Chase & Co.	4.851%	7/25/28	74,722	73,723
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	34,842	32,786
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	44,608	42,537
	JPMorgan Chase & Co.	2.069%	6/1/29	31,304	27,663
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	38,977	37,348
	JPMorgan Chase & Co.	5.299%	7/24/29	36,391	36,335
	JPMorgan Chase & Co.	6.087%	10/23/29	40,500	41,653
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	12,805	12,385
	JPMorgan Chase & Co.	5.012%	1/23/30	64,467	63,608
	JPMorgan Chase & Co.	5.581%	4/22/30	43,680	44,150
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	40,224	37,386
	JPMorgan Chase Bank NA	5.110%	12/8/26	35,525	35,446
[1]	KeyBank NA	3.300%	6/1/25	8,917	8,681
[1]	KeyBank NA	4.150%	8/8/25	15,546	15,206
	KeyBank NA	4.700%	1/26/26	1,950	1,908
[1]	KeyBank NA	3.400%	5/20/26	9,294	8,795
[1]	KeyBank NA	5.850%	11/15/27	14,634	14,532
[1]	KeyBank NA	4.390%	12/14/27	7,086	6,696
[1]	KeyBank NA	6.950%	2/1/28	3,950	4,036
[1]	KeyBank NA	3.900%	4/13/29	5,565	4,984
[1]	KeyCorp	4.150%	10/29/25	5,699	5,561
[1]	KeyCorp	2.250%	4/6/27	18,620	16,849
[1]	KeyCorp	4.100%	4/30/28	13,615	12,792
	Lazard Group LLC	3.625%	3/1/27	7,267	6,937
	Lazard Group LLC	4.500%	9/19/28	8,091	7,810
	Lazard Group LLC	4.375%	3/11/29	9,963	9,509
	Legg Mason Inc.	4.750%	3/15/26	2,748	2,723
	Lincoln National Corp.	3.625%	12/12/26	6,569	6,274
	Lincoln National Corp.	3.800%	3/1/28	5,040	4,793
	Lloyds Banking Group plc	4.582%	12/10/25	34,031	33,414
	Lloyds Banking Group plc	4.650%	3/24/26	14,745	14,457
	Lloyds Banking Group plc	4.716%	8/11/26	18,683	18,452
	Lloyds Banking Group plc	3.750%	1/11/27	18,496	17,766
	Lloyds Banking Group plc	1.627%	5/11/27	16,892	15,643
	Lloyds Banking Group plc	5.462%	1/5/28	15,199	15,152
	Lloyds Banking Group plc	3.750%	3/18/28	15,465	14,770
	Lloyds Banking Group plc	4.375%	3/22/28	35,376	34,153
	Lloyds Banking Group plc	4.550%	8/16/28	9,775	9,454
[1]	Lloyds Banking Group plc	3.574%	11/7/28	22,731	21,303
	Lloyds Banking Group plc	5.871%	3/6/29	30,978	31,328
	Loews Corp.	3.750%	4/1/26	8,405	8,176
	LPL Holdings Inc.	5.700%	5/20/27	4,775	4,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LPL Holdings Inc.	6.750%	11/17/28	11,967	12,514
	M&T Bank Corp.	4.553%	8/16/28	9,452	9,024
	M&T Bank Corp.	7.413%	10/30/29	12,943	13,605
	Main Street Capital Corp.	3.000%	7/14/26	9,871	9,205
[3]	Main Street Capital Corp.	6.500%	6/4/27	4,650	4,653
	Main Street Capital Corp.	6.950%	3/1/29	4,475	4,556
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	7,615	7,582
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	14,814	14,487
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	9,010	8,342
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	19,754	18,963
	Manulife Financial Corp.	4.150%	3/4/26	15,916	15,597
	Manulife Financial Corp.	2.484%	5/19/27	9,160	8,522
[1]	Manulife Financial Corp.	4.061%	2/24/32	6,409	6,134
	Markel Group Inc.	3.500%	11/1/27	3,848	3,640
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	10,299	10,040
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	21,946	21,375
	Mastercard Inc.	2.950%	11/21/26	14,195	13,531
	Mastercard Inc.	3.300%	3/26/27	4,966	4,755
	Mastercard Inc.	4.875%	3/9/28	20,441	20,530
	Mercury General Corp.	4.400%	3/15/27	5,950	5,734
	MetLife Inc.	3.000%	3/1/25	1	1
	MetLife Inc.	3.600%	11/13/25	7,563	7,387
	MGIC Investment Corp.	5.250%	8/15/28	4,703	4,566
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	28,626	27,356
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	28,309	27,591
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,996	4,718
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	14,786	14,229
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	69,977	64,506
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	15,368	14,523
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	6,262	5,735
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	36,664	33,925
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,117	12,588
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	6,658	6,428
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	17,903	17,731
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	10,621	10,217
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	17,209	17,196
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	25,952	26,037
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	13,924	13,076
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	9,597	9,568
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	15,470	15,408
	Mizuho Financial Group Inc.	2.651%	5/22/26	3,907	3,796
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	12,342	11,939
	Mizuho Financial Group Inc.	2.839%	9/13/26	13,988	13,222
	Mizuho Financial Group Inc.	3.663%	2/28/27	6,003	5,750
	Mizuho Financial Group Inc.	1.234%	5/22/27	25,992	23,930
	Mizuho Financial Group Inc.	1.554%	7/9/27	11,785	10,866
	Mizuho Financial Group Inc.	4.018%	3/5/28	27,325	26,184
	Mizuho Financial Group Inc.	5.414%	9/13/28	19,851	19,862
	Mizuho Financial Group Inc.	5.667%	5/27/29	11,744	11,849
	Mizuho Financial Group Inc.	5.778%	7/6/29	26,195	26,518
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,063	16,296
[1]	Morgan Stanley	4.000%	7/23/25	55,002	54,120
	Morgan Stanley	5.000%	11/24/25	30,322	30,081
[1]	Morgan Stanley	3.875%	1/27/26	68,037	66,407
	Morgan Stanley	4.679%	7/17/26	26,240	25,950
[1]	Morgan Stanley	3.125%	7/27/26	61,055	58,328
[1]	Morgan Stanley	6.250%	8/9/26	4,092	4,168
[1]	Morgan Stanley	4.350%	9/8/26	45,627	44,601
	Morgan Stanley	6.138%	10/16/26	7,684	7,743
	Morgan Stanley	0.985%	12/10/26	24,537	22,872
	Morgan Stanley	3.625%	1/20/27	56,351	54,192
	Morgan Stanley	5.050%	1/28/27	23,436	23,279
	Morgan Stanley	3.950%	4/23/27	25,971	25,059
	Morgan Stanley	1.593%	5/4/27	85,820	79,629
[1]	Morgan Stanley	1.512%	7/20/27	52,706	48,510
	Morgan Stanley	2.475%	1/21/28	21,538	20,005
[1]	Morgan Stanley	5.652%	4/13/28	30,935	31,154
	Morgan Stanley	4.210%	4/20/28	22,781	22,080
[1]	Morgan Stanley	3.591%	7/22/28	37,415	35,458
	Morgan Stanley	6.296%	10/18/28	38,884	39,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	3.772%	1/24/29	38,650	36,626
	Morgan Stanley	5.123%	2/1/29	54,375	54,000
[1]	Morgan Stanley	5.164%	4/20/29	45,935	45,624
	Morgan Stanley	5.449%	7/20/29	33,317	33,421
	Morgan Stanley	6.407%	11/1/29	31,420	32,707
	Morgan Stanley	5.173%	1/16/30	50,409	50,056
[1]	Morgan Stanley	4.431%	1/23/30	39,345	37,881
	Morgan Stanley	5.656%	4/18/30	39,220	39,734
	Morgan Stanley Bank NA	5.479%	7/16/25	10,005	10,013
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	16,711	16,537
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	26,351	26,672
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	17,900	17,718
[1]	Morgan Stanley Bank NA	5.504%	5/26/28	33,500	33,631
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	2,619	2,531
[2]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	6,000	5,931
	Nasdaq Inc.	5.650%	6/28/25	6,657	6,659
	Nasdaq Inc.	3.850%	6/30/26	11,540	11,200
	Nasdaq Inc.	5.350%	6/28/28	21,310	21,418
	National Australia Bank Ltd.	4.750%	12/10/25	8,931	8,867
	National Australia Bank Ltd.	4.966%	1/12/26	23,955	23,845
	National Australia Bank Ltd.	3.375%	1/14/26	6,778	6,585
[1]	National Australia Bank Ltd.	2.500%	7/12/26	19,498	18,459
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	14,062
	National Australia Bank Ltd.	4.944%	1/12/28	18,738	18,675
	National Australia Bank Ltd.	4.900%	6/13/28	21,065	20,980
	National Australia Bank Ltd.	4.787%	1/10/29	15,890	15,723
	National Bank of Canada	5.600%	12/18/28	22,180	22,355
	NatWest Group plc	4.800%	4/5/26	29,490	29,121
	NatWest Group plc	7.472%	11/10/26	31,008	31,752
	NatWest Group plc	5.847%	3/2/27	13,796	13,834
	NatWest Group plc	1.642%	6/14/27	26,561	24,530
	NatWest Group plc	5.583%	3/1/28	4,670	4,670
[1]	NatWest Group plc	3.073%	5/22/28	11,656	10,885
	NatWest Group plc	5.516%	9/30/28	18,493	18,450
[1]	NatWest Group plc	4.892%	5/18/29	43,065	41,959
	NatWest Group plc	5.808%	9/13/29	10,605	10,712
[1]	NatWest Group plc	5.076%	1/27/30	21,095	20,668
[1]	NatWest Group plc	4.445%	5/8/30	11,111	10,569
	New Mountain Finance Corp.	6.875%	2/1/29	4,610	4,554
	Nomura Holdings Inc.	5.099%	7/3/25	17,674	17,535
	Nomura Holdings Inc.	1.851%	7/16/25	31,102	29,768
	Nomura Holdings Inc.	5.709%	1/9/26	2,174	2,174
	Nomura Holdings Inc.	1.653%	7/14/26	18,493	17,031
	Nomura Holdings Inc.	2.329%	1/22/27	29,890	27,552
	Nomura Holdings Inc.	5.386%	7/6/27	2,587	2,578
	Nomura Holdings Inc.	6.070%	7/12/28	12,011	12,258
	Nomura Holdings Inc.	2.172%	7/14/28	15,414	13,524
	Northern Trust Corp.	3.950%	10/30/25	8,417	8,255
	Northern Trust Corp.	4.000%	5/10/27	22,485	21,874
	Northern Trust Corp.	3.650%	8/3/28	9,573	9,125
	Northern Trust Corp.	3.150%	5/3/29	5,000	4,598
[1]	Northern Trust Corp.	3.375%	5/8/32	2,001	1,879
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,733	5,198
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	4,900	5,183
	Old Republic International Corp.	3.875%	8/26/26	9,200	8,875
	ORIX Corp.	3.700%	7/18/27	2,615	2,491
	ORIX Corp.	5.000%	9/13/27	12,185	12,052
	PayPal Holdings Inc.	1.650%	6/1/25	23,414	22,553
	PayPal Holdings Inc.	2.650%	10/1/26	23,623	22,319
[1]	PNC Bank NA	3.250%	6/1/25	3,738	3,654
[1]	PNC Bank NA	4.200%	11/1/25	7,655	7,496
[1]	PNC Bank NA	3.100%	10/25/27	6,184	5,763
[1]	PNC Bank NA	3.250%	1/22/28	2,181	2,036
[1]	PNC Bank NA	4.050%	7/26/28	19,389	18,376
	PNC Financial Services Group Inc.	5.812%	6/12/26	19,244	19,272
	PNC Financial Services Group Inc.	2.600%	7/23/26	24,385	23,085
	PNC Financial Services Group Inc.	1.150%	8/13/26	10,828	9,899
	PNC Financial Services Group Inc.	4.758%	1/26/27	7,173	7,083
	PNC Financial Services Group Inc.	3.150%	5/19/27	5,954	5,642
	PNC Financial Services Group Inc.	6.615%	10/20/27	17,850	18,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	5.300%	1/21/28	27,690	27,610
	PNC Financial Services Group Inc.	5.354%	12/2/28	15,318	15,294
	PNC Financial Services Group Inc.	3.450%	4/23/29	23,734	21,909
	PNC Financial Services Group Inc.	5.582%	6/12/29	47,324	47,600
	PNC Financial Services Group Inc.	5.492%	5/14/30	41,335	41,383
	Principal Financial Group Inc.	3.100%	11/15/26	6,695	6,359
	Progressive Corp.	2.450%	1/15/27	15,766	14,732
	Progressive Corp.	2.500%	3/15/27	8,468	7,904
	Progressive Corp.	4.000%	3/1/29	11,488	10,955
	Prospect Capital Corp.	3.706%	1/22/26	6,344	6,011
	Prospect Capital Corp.	3.364%	11/15/26	4,938	4,528
	Prospect Capital Corp.	3.437%	10/15/28	5,015	4,231
[1]	Prudential Financial Inc.	1.500%	3/10/26	7,695	7,206
[1]	Prudential Financial Inc.	5.375%	5/15/45	5,466	5,383
[1]	Prudential Financial Inc.	4.500%	9/15/47	20,135	18,909
[1]	Prudential Financial Inc.	5.700%	9/15/48	8,894	8,702
	Radian Group Inc.	6.200%	5/15/29	5,000	5,027
	Regions Financial Corp.	1.800%	8/12/28	12,844	11,062
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,945	4,786
	Reinsurance Group of America Inc.	3.900%	5/15/29	9,500	8,877
	RenaissanceRe Finance Inc.	3.450%	7/1/27	5,142	4,868
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	5,778	5,314
[1]	Royal Bank of Canada	1.150%	6/10/25	44,241	42,387
[1]	Royal Bank of Canada	0.875%	1/20/26	28,905	26,983
[1]	Royal Bank of Canada	4.650%	1/27/26	31,811	31,400
	Royal Bank of Canada	1.200%	4/27/26	44,127	40,868
[1]	Royal Bank of Canada	1.150%	7/14/26	19,718	18,090
[1]	Royal Bank of Canada	1.400%	11/2/26	12,754	11,671
[1]	Royal Bank of Canada	4.875%	1/19/27	8,378	8,317
[1]	Royal Bank of Canada	2.050%	1/21/27	9,664	8,950
	Royal Bank of Canada	3.625%	5/4/27	12,413	11,915
[1]	Royal Bank of Canada	4.240%	8/3/27	28,602	27,844
[1]	Royal Bank of Canada	6.000%	11/1/27	13,328	13,659
[1]	Royal Bank of Canada	4.900%	1/12/28	20,589	20,396
[1]	Royal Bank of Canada	5.200%	8/1/28	11,221	11,269
[1]	Royal Bank of Canada	4.950%	2/1/29	15,423	15,285
	Santander Holdings USA Inc.	3.450%	6/2/25	15,832	15,458
	Santander Holdings USA Inc.	4.500%	7/17/25	15,253	15,014
	Santander Holdings USA Inc.	5.807%	9/9/26	2,435	2,423
	Santander Holdings USA Inc.	3.244%	10/5/26	32,035	30,185
	Santander Holdings USA Inc.	4.400%	7/13/27	25,841	24,936
	Santander Holdings USA Inc.	2.490%	1/6/28	14,022	12,863
	Santander Holdings USA Inc.	6.499%	3/9/29	14,926	15,216
	Santander Holdings USA Inc.	6.174%	1/9/30	14,547	14,645
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	3,878	3,681
	Santander UK Group Holdings plc	6.833%	11/21/26	14,865	15,077
	Santander UK Group Holdings plc	1.673%	6/14/27	17,043	15,699
	Santander UK Group Holdings plc	2.469%	1/11/28	27,362	25,157
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	16,911	15,902
	Santander UK Group Holdings plc	6.534%	1/10/29	22,470	23,064
	SiriusPoint Ltd.	7.000%	4/5/29	3,182	3,212
[2]	Sixth Street Lending Partners	6.500%	3/11/29	13,703	13,677
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	6,828	6,317
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	6,620	6,790
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	9,640	9,573
	State Street Corp.	3.550%	8/18/25	24,732	24,270
	State Street Corp.	5.104%	5/18/26	16,110	16,028
	State Street Corp.	2.650%	5/19/26	13,114	12,498
	State Street Corp.	5.272%	8/3/26	13,776	13,774
	State Street Corp.	5.751%	11/4/26	6,502	6,524
	State Street Corp.	4.993%	3/18/27	18,205	18,174
	State Street Corp.	2.203%	2/7/28	18,817	17,426
	State Street Corp.	5.820%	11/4/28	8,138	8,301
	State Street Corp.	5.684%	11/21/29	19,815	20,217
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	969	950
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	58,533	56,037
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	11,903	11,089
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	16,777	16,779
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	6,600	6,423
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,265	4,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25,370	23,994
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	62,455	57,183
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	31,674	30,000
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	27,274	26,091
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	6,983	6,461
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	13,846	13,105
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	41,003	41,389
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	13,059	13,304
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,708	7,353
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	11,131	11,315
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	69,292	60,401
[1]	Synchrony Bank	5.400%	8/22/25	3,564	3,530
	Synchrony Bank	5.625%	8/23/27	6,795	6,701
	Synchrony Financial	4.500%	7/23/25	25,925	25,446
	Synchrony Financial	3.700%	8/4/26	12,058	11,454
	Synchrony Financial	3.950%	12/1/27	12,622	11,816
	Synchrony Financial	5.150%	3/19/29	9,160	8,784
	Synovus Bank	5.625%	2/15/28	8,669	8,362
	Toronto-Dominion Bank	3.766%	6/6/25	37,673	37,031
[1]	Toronto-Dominion Bank	1.150%	6/12/25	33,018	31,625
[1]	Toronto-Dominion Bank	0.750%	9/11/25	11,866	11,196
[1]	Toronto-Dominion Bank	0.750%	1/6/26	20,058	18,664
[1]	Toronto-Dominion Bank	1.200%	6/3/26	27,840	25,656
[1]	Toronto-Dominion Bank	5.532%	7/17/26	12,634	12,667
[1]	Toronto-Dominion Bank	1.250%	9/10/26	37,772	34,506
[1]	Toronto-Dominion Bank	1.950%	1/12/27	13,932	12,879
[1]	Toronto-Dominion Bank	2.800%	3/10/27	26,415	24,743
[1]	Toronto-Dominion Bank	4.980%	4/5/27	7,180	7,125
	Toronto-Dominion Bank	4.108%	6/8/27	13,037	12,632
[1]	Toronto-Dominion Bank	4.693%	9/15/27	46,210	45,419
	Toronto-Dominion Bank	5.156%	1/10/28	11,988	11,954
[1]	Toronto-Dominion Bank	5.523%	7/17/28	9,170	9,249
[1]	Toronto-Dominion Bank	4.994%	4/5/29	14,145	13,957
[1]	Toronto-Dominion Bank	3.625%	9/15/31	27,530	26,266
	Trinity Acquisition plc	4.400%	3/15/26	6,721	6,571
[1]	Truist Bank	3.625%	9/16/25	28,196	27,444
[1]	Truist Bank	4.050%	11/3/25	7,268	7,134
[1]	Truist Bank	3.300%	5/15/26	10,151	9,731
[1]	Truist Bank	3.800%	10/30/26	13,710	13,167
[1]	Truist Financial Corp.	3.700%	6/5/25	24,057	23,592
[1]	Truist Financial Corp.	1.200%	8/5/25	9,492	9,020
[1]	Truist Financial Corp.	4.260%	7/28/26	16,712	16,437
[1]	Truist Financial Corp.	5.900%	10/28/26	11,235	11,260
[1]	Truist Financial Corp.	1.267%	3/2/27	8,165	7,574
[1]	Truist Financial Corp.	6.047%	6/8/27	22,009	22,169
[1]	Truist Financial Corp.	1.125%	8/3/27	3,911	3,438
[1]	Truist Financial Corp.	4.123%	6/6/28	19,677	18,904
[1]	Truist Financial Corp.	4.873%	1/26/29	27,034	26,449
[1]	Truist Financial Corp.	3.875%	3/19/29	10,423	9,680
[1]	Truist Financial Corp.	1.887%	6/7/29	15,101	13,132
[1]	Truist Financial Corp.	7.161%	10/30/29	22,638	23,977
[1]	Truist Financial Corp.	5.435%	1/24/30	26,385	26,229
	UBS AG	5.800%	9/11/25	9,075	9,112
	UBS AG	1.250%	6/1/26	200	184
	UBS AG	1.250%	8/7/26	20,677	18,879
	UBS AG	5.000%	7/9/27	32,482	32,095
	UBS AG	7.500%	2/15/28	50,988	54,444
	UBS AG	5.650%	9/11/28	24,262	24,681
	UBS Group AG	4.550%	4/17/26	36,167	35,550
[1]	US Bancorp	3.950%	11/17/25	4,223	4,136
[1]	US Bancorp	3.100%	4/27/26	22,731	21,789
[1]	US Bancorp	2.375%	7/22/26	21,149	19,930
	US Bancorp	5.727%	10/21/26	24,140	24,177
[1]	US Bancorp	3.150%	4/27/27	17,931	17,029
	US Bancorp	6.787%	10/26/27	10,248	10,546
[1]	US Bancorp	2.215%	1/27/28	13,291	12,228
[1]	US Bancorp	3.900%	4/26/28	21,546	20,590
[1]	US Bancorp	4.548%	7/22/28	30,038	29,231
	US Bancorp	4.653%	2/1/29	33,656	32,786
	US Bancorp	5.775%	6/12/29	26,505	26,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	5.384%	1/23/30	31,192	31,099
	Visa Inc.	3.150%	12/14/25	63,028	61,219
	Visa Inc.	1.900%	4/15/27	33,126	30,504
	Visa Inc.	0.750%	8/15/27	7,269	6,412
	Visa Inc.	2.750%	9/15/27	7,632	7,141
	Voya Financial Inc.	3.650%	6/15/26	12,633	12,175
[1]	Voya Financial Inc.	4.700%	1/23/48	6,515	5,563
	Wachovia Corp.	7.574%	8/1/26	3,098	3,217
	Webster Financial Corp.	4.100%	3/25/29	4,595	4,221
[1]	Wells Fargo & Co.	3.550%	9/29/25	48,537	47,336
	Wells Fargo & Co.	3.000%	4/22/26	43,586	41,734
[1]	Wells Fargo & Co.	4.100%	6/3/26	21,966	21,413
[1]	Wells Fargo & Co.	4.540%	8/15/26	31,610	31,225
	Wells Fargo & Co.	3.000%	10/23/26	60,922	57,763
[1]	Wells Fargo & Co.	3.196%	6/17/27	27,500	26,291
[1]	Wells Fargo & Co.	4.300%	7/22/27	48,985	47,585
[1]	Wells Fargo & Co.	3.526%	3/24/28	75,763	72,029
[1]	Wells Fargo & Co.	5.707%	4/22/28	63,775	64,208
[1]	Wells Fargo & Co.	3.584%	5/22/28	47,657	45,284
[1]	Wells Fargo & Co.	2.393%	6/2/28	44,106	40,445
[1]	Wells Fargo & Co.	4.808%	7/25/28	46,374	45,545
[1]	Wells Fargo & Co.	4.150%	1/24/29	37,773	36,186
[1]	Wells Fargo & Co.	5.574%	7/25/29	76,092	76,545
	Wells Fargo & Co.	6.303%	10/23/29	33,115	34,245
	Wells Fargo & Co.	5.198%	1/23/30	40,972	40,610
[1]	Wells Fargo Bank NA	5.550%	8/1/25	24,062	24,109
	Wells Fargo Bank NA	4.811%	1/15/26	16,975	16,849
[1]	Wells Fargo Bank NA	5.450%	8/7/26	58,791	58,989
	Wells Fargo Bank NA	5.254%	12/11/26	25,912	25,911
	Western Union Co.	1.350%	3/15/26	5,638	5,224
	Westpac Banking Corp.	5.512%	11/17/25	15,147	15,208
	Westpac Banking Corp.	5.200%	4/16/26	9,785	9,779
	Westpac Banking Corp.	2.850%	5/13/26	34,970	33,465
	Westpac Banking Corp.	1.150%	6/3/26	17,223	15,913
	Westpac Banking Corp.	2.700%	8/19/26	20,910	19,844
	Westpac Banking Corp.	3.350%	3/8/27	16,913	16,174
	Westpac Banking Corp.	5.457%	11/18/27	34,450	34,885
	Westpac Banking Corp.	5.535%	11/17/28	25,500	25,988
	Westpac Banking Corp.	1.953%	11/20/28	10,870	9,537
	Westpac Banking Corp.	5.050%	4/16/29	15,385	15,356
[1]	Westpac Banking Corp.	4.322%	11/23/31	27,843	26,847
	Willis North America Inc.	4.650%	6/15/27	17,986	17,614
	Willis North America Inc.	4.500%	9/15/28	7,915	7,651
					16,315,977
Health Care (7.9%)
	Abbott Laboratories	3.875%	9/15/25	366	360
[4]	Abbott Laboratories	3.750%	11/30/26	36,167	35,176
[4]	Abbott Laboratories	1.150%	1/30/28	8,015	7,061
	AbbVie Inc.	3.800%	3/15/25	14,675	14,481
	AbbVie Inc.	3.200%	5/14/26	31,444	30,301
	AbbVie Inc.	2.950%	11/21/26	64,067	60,865
	AbbVie Inc.	4.800%	3/15/27	41,290	41,043
	AbbVie Inc.	4.250%	11/14/28	23,818	23,163
	AbbVie Inc.	4.800%	3/15/29	20,144	19,937
	AbbVie Inc.	3.200%	11/21/29	23,350	21,271
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,579	6,278
	Agilent Technologies Inc.	3.050%	9/22/26	5,750	5,462
	Amgen Inc.	5.507%	3/2/26	15,175	15,164
	Amgen Inc.	2.600%	8/19/26	19,358	18,308
	Amgen Inc.	2.200%	2/21/27	19,584	18,105
	Amgen Inc.	3.200%	11/2/27	10,162	9,543
	Amgen Inc.	5.150%	3/2/28	79,878	79,680
	Amgen Inc.	1.650%	8/15/28	16,583	14,424
	Amgen Inc.	3.000%	2/22/29	5,900	5,403
	Amgen Inc.	4.050%	8/18/29	8,050	7,654
	AstraZeneca Finance LLC	1.200%	5/28/26	24,163	22,357
	AstraZeneca Finance LLC	4.800%	2/26/27	23,350	23,216
	AstraZeneca Finance LLC	4.875%	3/3/28	18,983	18,893
	AstraZeneca Finance LLC	1.750%	5/28/28	20,507	18,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca Finance LLC	4.850%	2/26/29	21,659	21,495
	AstraZeneca plc	3.375%	11/16/25	33,185	32,335
	AstraZeneca plc	0.700%	4/8/26	15,232	14,050
	AstraZeneca plc	3.125%	6/12/27	11,169	10,579
	AstraZeneca plc	4.000%	1/17/29	13,608	13,075
	Baxalta Inc.	4.000%	6/23/25	16,434	16,184
	Baxter International Inc.	2.600%	8/15/26	15,390	14,476
	Baxter International Inc.	1.915%	2/1/27	31,461	28,723
	Baxter International Inc.	2.272%	12/1/28	12,356	10,812
	Becton Dickinson & Co.	3.700%	6/6/27	36,856	35,278
	Becton Dickinson & Co.	4.693%	2/13/28	18,394	18,050
	Biogen Inc.	4.050%	9/15/25	16,054	15,773
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	6,341	5,991
	Boston Scientific Corp.	1.900%	6/1/25	17,347	16,750
	Bristol-Myers Squibb Co.	0.750%	11/13/25	11,335	10,628
	Bristol-Myers Squibb Co.	4.950%	2/20/26	15,165	15,106
	Bristol-Myers Squibb Co.	3.200%	6/15/26	38,793	37,326
	Bristol-Myers Squibb Co.	4.900%	2/22/27	8,499	8,470
	Bristol-Myers Squibb Co.	3.250%	2/27/27	6,013	5,762
	Bristol-Myers Squibb Co.	1.125%	11/13/27	10,361	9,098
	Bristol-Myers Squibb Co.	3.450%	11/15/27	12,877	12,247
	Bristol-Myers Squibb Co.	3.900%	2/20/28	27,821	26,778
	Bristol-Myers Squibb Co.	4.900%	2/22/29	26,854	26,690
	Cardinal Health Inc.	3.750%	9/15/25	6,004	5,872
	Cardinal Health Inc.	3.410%	6/15/27	24,493	23,247
	Cardinal Health Inc.	5.125%	2/15/29	8,755	8,691
	Cencora Inc.	3.450%	12/15/27	10,480	9,885
	Centene Corp.	4.250%	12/15/27	55,138	52,460
	Centene Corp.	2.450%	7/15/28	29,153	25,733
[1]	CHRISTUS Health	4.341%	7/1/28	5,228	5,077
[1]	Cigna Group	3.250%	4/15/25	13,495	13,231
[1]	Cigna Group	4.500%	2/25/26	7,682	7,570
	Cigna Group	1.250%	3/15/26	3,490	3,248
	Cigna Group	5.685%	3/15/26	12,000	12,000
[1]	Cigna Group	3.400%	3/1/27	32,680	31,184
	Cigna Group	4.375%	10/15/28	62,280	60,179
	Cigna Group	5.000%	5/15/29	15,900	15,743
	CommonSpirit Health	1.547%	10/1/25	5,875	5,557
	CommonSpirit Health	6.073%	11/1/27	6,240	6,393
	CVS Health Corp.	3.875%	7/20/25	50,391	49,450
	CVS Health Corp.	5.000%	2/20/26	30,600	30,318
	CVS Health Corp.	2.875%	6/1/26	31,588	30,025
	CVS Health Corp.	3.000%	8/15/26	10,003	9,495
	CVS Health Corp.	3.625%	4/1/27	2,559	2,445
	CVS Health Corp.	1.300%	8/21/27	37,215	32,806
	CVS Health Corp.	4.300%	3/25/28	95,121	91,646
	CVS Health Corp.	5.000%	1/30/29	6,970	6,873
	CVS Health Corp.	5.400%	6/1/29	10,000	9,993
	CVS Health Corp.	3.250%	8/15/29	2,850	2,573
	Danaher Corp.	3.350%	9/15/25	3,073	3,002
	Edwards Lifesciences Corp.	4.300%	6/15/28	9,995	9,632
	Elevance Health Inc.	5.350%	10/15/25	5,301	5,289
	Elevance Health Inc.	4.900%	2/8/26	6,922	6,858
	Elevance Health Inc.	1.500%	3/15/26	22,969	21,460
	Elevance Health Inc.	3.650%	12/1/27	24,649	23,453
	Elevance Health Inc.	4.101%	3/1/28	18,304	17,640
	Elevance Health Inc.	5.150%	6/15/29	3,000	2,995
	Eli Lilly & Co.	2.750%	6/1/25	11,160	10,897
	Eli Lilly & Co.	4.500%	2/9/27	15,820	15,660
	Eli Lilly & Co.	5.500%	3/15/27	2,400	2,440
	Eli Lilly & Co.	4.500%	2/9/29	19,060	18,784
	Eli Lilly & Co.	3.375%	3/15/29	16,201	15,215
	GE HealthCare Technologies Inc.	5.600%	11/15/25	18,805	18,820
	GE HealthCare Technologies Inc.	5.650%	11/15/27	30,060	30,413
	Gilead Sciences Inc.	3.650%	3/1/26	43,236	42,029
	Gilead Sciences Inc.	2.950%	3/1/27	26,706	25,280
	Gilead Sciences Inc.	1.200%	10/1/27	11,545	10,213
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,422	29,312
	HCA Inc.	5.875%	2/15/26	23,778	23,814
	HCA Inc.	5.250%	6/15/26	15,847	15,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.375%	9/1/26	15,441	15,392
	HCA Inc.	4.500%	2/15/27	22,499	21,954
	HCA Inc.	3.125%	3/15/27	42,449	39,981
	HCA Inc.	5.200%	6/1/28	8,067	8,006
	HCA Inc.	5.625%	9/1/28	20,614	20,725
	HCA Inc.	5.875%	2/1/29	11,228	11,388
	HCA Inc.	3.375%	3/15/29	10,930	9,975
	HCA Inc.	4.125%	6/15/29	2,006	1,890
	Humana Inc.	1.350%	2/3/27	15,381	13,866
	Humana Inc.	3.950%	3/15/27	8,501	8,194
	Humana Inc.	5.750%	3/1/28	8,579	8,686
	Humana Inc.	5.750%	12/1/28	7,398	7,520
	Humana Inc.	3.700%	3/23/29	10,675	9,952
	Illumina Inc.	5.800%	12/12/25	7,434	7,437
	Illumina Inc.	5.750%	12/13/27	8,043	8,089
	IQVIA Inc.	5.700%	5/15/28	12,145	12,221
	IQVIA Inc.	6.250%	2/1/29	19,699	20,197
	Johnson & Johnson	0.550%	9/1/25	12,946	12,251
	Johnson & Johnson	2.450%	3/1/26	43,551	41,726
	Johnson & Johnson	2.950%	3/3/27	21,094	20,112
	Johnson & Johnson	2.900%	1/15/28	23,976	22,562
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,020	2,881
	Laboratory Corp. of America Holdings	1.550%	6/1/26	7,720	7,148
	McKesson Corp.	0.900%	12/3/25	11,138	10,427
	McKesson Corp.	5.250%	2/15/26	7,963	7,925
	McKesson Corp.	1.300%	8/15/26	6,540	6,010
	McKesson Corp.	3.950%	2/16/28	6,709	6,438
	McKesson Corp.	4.900%	7/15/28	5,239	5,205
	Medtronic Global Holdings SCA	4.250%	3/30/28	21,075	20,520
	Merck & Co. Inc.	0.750%	2/24/26	20,416	18,994
	Merck & Co. Inc.	1.700%	6/10/27	26,898	24,472
	Merck & Co. Inc.	4.050%	5/17/28	8,016	7,810
	Merck & Co. Inc.	1.900%	12/10/28	12,966	11,441
	Merck & Co. Inc.	3.400%	3/7/29	26,211	24,587
	Mylan Inc.	4.550%	4/15/28	13,782	13,216
	Novartis Capital Corp.	3.000%	11/20/25	15,762	15,318
	Novartis Capital Corp.	2.000%	2/14/27	10,247	9,523
	Novartis Capital Corp.	3.100%	5/17/27	21,045	20,092
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	1,800	1,689
	Pfizer Inc.	2.750%	6/3/26	11,523	11,027
	Pfizer Inc.	3.000%	12/15/26	28,778	27,455
	Pfizer Inc.	3.600%	9/15/28	17,060	16,281
	Pfizer Inc.	3.450%	3/15/29	25,310	23,804
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	44,513	43,912
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	66,190	64,784
	Pharmacia LLC	6.600%	12/1/28	9,755	10,339
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,408	2,258
	Quest Diagnostics Inc.	3.450%	6/1/26	15,225	14,678
	Revvity Inc.	1.900%	9/15/28	7,270	6,308
	Royalty Pharma plc	1.200%	9/2/25	12,725	12,046
	Royalty Pharma plc	1.750%	9/2/27	21,815	19,461
	Sanofi SA	3.625%	6/19/28	19,204	18,399
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	48,268	46,079
	Smith & Nephew plc	5.150%	3/20/27	5,715	5,689
[2]	Solventum Corp.	5.450%	2/25/27	18,025	17,979
[2]	Solventum Corp.	5.400%	3/1/29	17,785	17,673
[1]	SSM Health Care Corp.	3.823%	6/1/27	4,372	4,204
	SSM Health Care Corp.	4.894%	6/1/28	1,775	1,757
	Stryker Corp.	1.150%	6/15/25	11,192	10,710
	Stryker Corp.	3.375%	11/1/25	17,017	16,541
	Stryker Corp.	3.500%	3/15/26	6,783	6,579
	Stryker Corp.	3.650%	3/7/28	11,675	11,094
	Stryker Corp.	4.850%	12/8/28	8,765	8,664
[1]	Sutter Health	1.321%	8/15/25	1,924	1,831
[1]	Sutter Health	3.695%	8/15/28	5,575	5,269
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	29,169	28,876
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	14,582	14,561
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	21,069	20,951
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	17,112	15,011
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	15,455	15,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.750%	7/15/25	31,485	30,977
	UnitedHealth Group Inc.	5.150%	10/15/25	14,747	14,725
	UnitedHealth Group Inc.	3.700%	12/15/25	4,304	4,207
	UnitedHealth Group Inc.	1.250%	1/15/26	6,734	6,324
	UnitedHealth Group Inc.	3.100%	3/15/26	20,027	19,334
	UnitedHealth Group Inc.	1.150%	5/15/26	17,309	16,040
	UnitedHealth Group Inc.	3.450%	1/15/27	24,611	23,672
	UnitedHealth Group Inc.	3.375%	4/15/27	7,782	7,451
	UnitedHealth Group Inc.	4.600%	4/15/27	8,220	8,131
	UnitedHealth Group Inc.	3.700%	5/15/27	7,066	6,816
	UnitedHealth Group Inc.	2.950%	10/15/27	6,521	6,103
	UnitedHealth Group Inc.	5.250%	2/15/28	21,827	22,024
	UnitedHealth Group Inc.	3.850%	6/15/28	17,899	17,139
	UnitedHealth Group Inc.	3.875%	12/15/28	11,844	11,306
	UnitedHealth Group Inc.	4.250%	1/15/29	13,514	13,082
	UnitedHealth Group Inc.	4.700%	4/15/29	6,355	6,266
	Universal Health Services Inc.	1.650%	9/1/26	11,755	10,760
	Utah Acquisition Sub Inc.	3.950%	6/15/26	29,420	28,382
	Viatris Inc.	1.650%	6/22/25	10,025	9,602
	Viatris Inc.	2.300%	6/22/27	7,128	6,465
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	13,185	12,689
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	6,415	6,449
	Zoetis Inc.	4.500%	11/13/25	11,933	11,774
	Zoetis Inc.	5.400%	11/14/25	13,119	13,116
	Zoetis Inc.	3.900%	8/20/28	9,437	8,985
					3,199,897
Industrials (6.5%)
[1]	3M Co.	3.000%	8/7/25	5,672	5,511
[1]	3M Co.	2.250%	9/19/26	8,075	7,543
	3M Co.	2.875%	10/15/27	13,686	12,710
[1]	3M Co.	3.625%	9/14/28	6,285	5,911
[1]	3M Co.	3.375%	3/1/29	10,991	10,127
	AGCO Corp.	5.450%	3/21/27	6,375	6,368
	Allegion US Holding Co. Inc.	3.550%	10/1/27	6,251	5,908
[1]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	6,642	6,339
[1]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	4,457	4,178
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	4,658	4,393
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	5,885	5,423
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,323	4,832
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	7,010	6,574
	Amphenol Corp.	5.050%	4/5/27	7,300	7,284
	Amphenol Corp.	5.050%	4/5/29	7,375	7,357
[1]	BNSF Funding Trust I	6.613%	12/15/55	5,936	5,875
	Boeing Co.	2.600%	10/30/25	4,740	4,518
	Boeing Co.	2.750%	2/1/26	27,060	25,617
	Boeing Co.	2.196%	2/4/26	91,055	85,459
	Boeing Co.	3.100%	5/1/26	10,392	9,839
	Boeing Co.	2.250%	6/15/26	5,796	5,382
	Boeing Co.	2.700%	2/1/27	20,195	18,528
	Boeing Co.	2.800%	3/1/27	17,172	15,758
	Boeing Co.	5.040%	5/1/27	25,337	24,756
[2]	Boeing Co.	6.259%	5/1/27	15,925	16,021
	Boeing Co.	3.250%	2/1/28	14,766	13,447
	Boeing Co.	3.450%	11/1/28	550	495
	Boeing Co.	3.200%	3/1/29	16,625	14,625
[2]	Boeing Co.	6.298%	5/1/29	23,915	24,111
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,978	11,734
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,147	2,203
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,271	7,886
	Canadian National Railway Co.	2.750%	3/1/26	2,551	2,453
	Canadian Pacific Railway Co.	1.750%	12/2/26	33,510	30,764
	Carrier Global Corp.	5.800%	11/30/25	12,718	12,779
	Carrier Global Corp.	2.493%	2/15/27	23,935	22,279
	Caterpillar Financial Services Corp.	5.150%	8/11/25	7,029	7,025
[1]	Caterpillar Financial Services Corp.	3.650%	8/12/25	13,502	13,244
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	15,368	14,447
	Caterpillar Financial Services Corp.	4.800%	1/6/26	369	367
	Caterpillar Financial Services Corp.	5.050%	2/27/26	11,421	11,400
	Caterpillar Financial Services Corp.	0.900%	3/2/26	7,778	7,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	16,035	15,808
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,700	4,437
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	16,352	14,970
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	8,001	7,359
	Caterpillar Financial Services Corp.	5.000%	5/14/27	13,560	13,574
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	20,513	19,669
	Caterpillar Financial Services Corp.	4.850%	2/27/29	9,330	9,299
	CH Robinson Worldwide Inc.	4.200%	4/15/28	10,725	10,348
	CNH Industrial Capital LLC	5.450%	10/14/25	3,581	3,581
	CNH Industrial Capital LLC	1.875%	1/15/26	13,555	12,789
	CNH Industrial Capital LLC	1.450%	7/15/26	8,136	7,494
	CNH Industrial Capital LLC	4.550%	4/10/28	16,621	16,189
	CNH Industrial Capital LLC	5.500%	1/12/29	5,557	5,599
	CNH Industrial Capital LLC	5.100%	4/20/29	8,900	8,830
	CSX Corp.	3.350%	11/1/25	7,599	7,395
	CSX Corp.	2.600%	11/1/26	18,016	17,000
	CSX Corp.	3.250%	6/1/27	16,451	15,611
	CSX Corp.	3.800%	3/1/28	4,508	4,326
	CSX Corp.	4.250%	3/15/29	17,260	16,713
	Cummins Inc.	0.750%	9/1/25	5,250	4,974
	Cummins Inc.	4.900%	2/20/29	9,785	9,772
[2]	Delta Air Lines Inc.	4.750%	10/20/28	13,930	13,557
	Dover Corp.	3.150%	11/15/25	2,493	2,413
	Eaton Corp.	3.103%	9/15/27	11,206	10,555
	Emerson Electric Co.	3.150%	6/1/25	7,926	7,757
	Emerson Electric Co.	0.875%	10/15/26	16,718	15,204
	Emerson Electric Co.	1.800%	10/15/27	4,595	4,166
	Emerson Electric Co.	2.000%	12/21/28	20,010	17,660
	FedEx Corp.	3.250%	4/1/26	9,225	8,918
	FedEx Corp.	4.200%	10/17/28	13,860	13,395
	Fortive Corp.	3.150%	6/15/26	16,653	15,906
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,367
	General Dynamics Corp.	3.500%	4/1/27	8,112	7,793
	General Dynamics Corp.	2.625%	11/15/27	5,710	5,292
	General Dynamics Corp.	3.750%	5/15/28	18,414	17,672
	HEICO Corp.	5.250%	8/1/28	9,096	9,069
	Hexcel Corp.	4.200%	2/15/27	4,696	4,506
	Honeywell International Inc.	1.350%	6/1/25	17,512	16,838
	Honeywell International Inc.	2.500%	11/1/26	29,944	28,259
	Honeywell International Inc.	1.100%	3/1/27	11,578	10,461
	Honeywell International Inc.	4.950%	2/15/28	9,650	9,696
	Honeywell International Inc.	4.250%	1/15/29	6,735	6,567
	Honeywell International Inc.	2.700%	8/15/29	9,925	8,918
	Howmet Aerospace Inc.	3.000%	1/15/29	9,868	8,919
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,260	7,732
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,141	7,110
	Illinois Tool Works Inc.	2.650%	11/15/26	17,672	16,719
	Ingersoll Rand Inc.	5.197%	6/15/27	12,000	11,997
	Ingersoll Rand Inc.	5.400%	8/14/28	7,970	8,030
	Jacobs Engineering Group Inc.	6.350%	8/18/28	10,505	10,775
	JB Hunt Transport Services Inc.	3.875%	3/1/26	20,165	19,670
[1]	John Deere Capital Corp.	3.400%	6/6/25	12,924	12,717
[1]	John Deere Capital Corp.	4.950%	6/6/25	6,752	6,728
[1]	John Deere Capital Corp.	4.050%	9/8/25	19,484	19,206
	John Deere Capital Corp.	5.300%	9/8/25	4,461	4,466
[1]	John Deere Capital Corp.	3.400%	9/11/25	4,484	4,379
[1]	John Deere Capital Corp.	0.700%	1/15/26	11,007	10,264
[1]	John Deere Capital Corp.	5.050%	3/3/26	7,518	7,511
[1]	John Deere Capital Corp.	4.950%	3/6/26	7,485	7,462
[1]	John Deere Capital Corp.	4.750%	6/8/26	33,177	32,965
[1]	John Deere Capital Corp.	2.650%	6/10/26	6,934	6,614
[1]	John Deere Capital Corp.	1.050%	6/17/26	5,837	5,381
[1]	John Deere Capital Corp.	5.150%	9/8/26	5,996	6,004
[1]	John Deere Capital Corp.	2.250%	9/14/26	11,740	11,021
[1]	John Deere Capital Corp.	1.300%	10/13/26	3,831	3,509
[1]	John Deere Capital Corp.	1.700%	1/11/27	12,802	11,773
[1]	John Deere Capital Corp.	4.850%	3/5/27	9,865	9,823
[1]	John Deere Capital Corp.	2.350%	3/8/27	17,877	16,646
[1]	John Deere Capital Corp.	1.750%	3/9/27	6,542	5,994
[1]	John Deere Capital Corp.	4.150%	9/15/27	46,632	45,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	4.750%	1/20/28	28,543	28,353
[1]	John Deere Capital Corp.	4.900%	3/3/28	16,809	16,794
[1]	John Deere Capital Corp.	4.950%	7/14/28	26,894	26,868
	John Deere Capital Corp.	4.500%	1/16/29	12,855	12,605
[1]	John Deere Capital Corp.	3.450%	3/7/29	8,755	8,218
[1]	John Deere Capital Corp.	3.350%	4/18/29	9,100	8,503
[1]	Johnson Controls International plc	3.900%	2/14/26	13,288	12,949
	Johnson Controls International plc	5.500%	4/19/29	11,115	11,225
	Keysight Technologies Inc.	4.600%	4/6/27	16,715	16,380
	Kirby Corp.	4.200%	3/1/28	6,463	6,224
	L3Harris Technologies Inc.	3.850%	12/15/26	10,284	9,918
	L3Harris Technologies Inc.	5.400%	1/15/27	18,504	18,559
	L3Harris Technologies Inc.	4.400%	6/15/28	14,439	13,969
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	18,513	17,922
	Lennox International Inc.	1.350%	8/1/25	4,917	4,675
	Lennox International Inc.	1.700%	8/1/27	6,000	5,366
	Lennox International Inc.	5.500%	9/15/28	6,766	6,792
	LKQ Corp.	5.750%	6/15/28	13,615	13,747
	Lockheed Martin Corp.	4.950%	10/15/25	2,844	2,836
	Lockheed Martin Corp.	3.550%	1/15/26	12,709	12,398
	Lockheed Martin Corp.	5.100%	11/15/27	17,016	17,111
	Lockheed Martin Corp.	4.450%	5/15/28	16,237	15,954
	Lockheed Martin Corp.	4.500%	2/15/29	13,940	13,683
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	11,133	11,144
	Nordson Corp.	5.600%	9/15/28	5,527	5,580
	Norfolk Southern Corp.	3.650%	8/1/25	3,021	2,959
	Norfolk Southern Corp.	2.900%	6/15/26	11,754	11,226
	Norfolk Southern Corp.	7.800%	5/15/27	7,521	8,067
	Norfolk Southern Corp.	3.150%	6/1/27	8,535	8,066
	Norfolk Southern Corp.	3.800%	8/1/28	8,418	8,021
	Northrop Grumman Corp.	3.200%	2/1/27	10,963	10,455
	Northrop Grumman Corp.	3.250%	1/15/28	45,054	42,348
	nVent Finance Sarl	4.550%	4/15/28	7,485	7,262
	Oshkosh Corp.	4.600%	5/15/28	4,530	4,413
	Otis Worldwide Corp.	2.293%	4/5/27	8,054	7,474
	Otis Worldwide Corp.	5.250%	8/16/28	14,250	14,309
[1]	PACCAR Financial Corp.	3.550%	8/11/25	11,250	11,040
[1]	PACCAR Financial Corp.	4.950%	10/3/25	905	901
[1]	PACCAR Financial Corp.	1.100%	5/11/26	5,350	4,957
[1]	PACCAR Financial Corp.	5.050%	8/10/26	9,260	9,247
[1]	PACCAR Financial Corp.	2.000%	2/4/27	4,600	4,263
	PACCAR Financial Corp.	5.000%	5/13/27	11,000	11,031
	PACCAR Financial Corp.	4.600%	1/10/28	9,662	9,552
[1]	PACCAR Financial Corp.	4.950%	8/10/28	6,434	6,435
[1]	PACCAR Financial Corp.	4.600%	1/31/29	9,477	9,352
	Parker-Hannifin Corp.	3.250%	3/1/27	4,772	4,547
	Parker-Hannifin Corp.	4.250%	9/15/27	34,806	33,839
	Parker-Hannifin Corp.	4.500%	9/15/29	6,803	6,605
	Precision Castparts Corp.	3.250%	6/15/25	24,178	23,690
	Regal Rexnord Corp.	6.050%	2/15/26	18,758	18,807
	Regal Rexnord Corp.	6.050%	4/15/28	17,973	18,209
	Republic Services Inc.	0.875%	11/15/25	5,055	4,740
	Republic Services Inc.	2.900%	7/1/26	5,715	5,475
	Republic Services Inc.	3.375%	11/15/27	10,239	9,696
	Republic Services Inc.	3.950%	5/15/28	12,282	11,777
	Republic Services Inc.	4.875%	4/1/29	12,200	12,058
	Rockwell Automation Inc.	3.500%	3/1/29	6,860	6,453
	RTX Corp.	3.950%	8/16/25	32,312	31,744
	RTX Corp.	5.000%	2/27/26	7,936	7,902
	RTX Corp.	2.650%	11/1/26	2,830	2,665
	RTX Corp.	5.750%	11/8/26	19,950	20,147
	RTX Corp.	3.500%	3/15/27	21,056	20,146
	RTX Corp.	3.125%	5/4/27	16,781	15,880
	RTX Corp.	4.125%	11/16/28	46,592	44,640
	RTX Corp.	5.750%	1/15/29	11,462	11,745
[1]	Ryder System Inc.	4.625%	6/1/25	2,022	2,000
[1]	Ryder System Inc.	3.350%	9/1/25	10,297	10,012
[1]	Ryder System Inc.	1.750%	9/1/26	4,976	4,584
[1]	Ryder System Inc.	2.900%	12/1/26	5,505	5,185
[1]	Ryder System Inc.	2.850%	3/1/27	6,006	5,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ryder System Inc.	5.300%	3/15/27	7,800	7,808
[1]	Ryder System Inc.	5.650%	3/1/28	10,564	10,685
[1]	Ryder System Inc.	5.250%	6/1/28	14,026	14,047
	Ryder System Inc.	6.300%	12/1/28	6,309	6,550
[1]	Ryder System Inc.	5.375%	3/15/29	7,960	7,983
	Southwest Airlines Co.	3.000%	11/15/26	12,079	11,383
	Southwest Airlines Co.	5.125%	6/15/27	26,864	26,687
	Southwest Airlines Co.	3.450%	11/16/27	2,984	2,804
	Teledyne Technologies Inc.	1.600%	4/1/26	13,640	12,717
	Teledyne Technologies Inc.	2.250%	4/1/28	14,245	12,711
	Textron Inc.	4.000%	3/15/26	11,122	10,839
	Textron Inc.	3.650%	3/15/27	5,527	5,279
	Trane Technologies Financing Ltd.	3.500%	3/21/26	7,013	6,790
	Trane Technologies Financing Ltd.	3.800%	3/21/29	10,655	10,089
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,435	8,968
	Trimble Inc.	4.900%	6/15/28	9,576	9,399
	Tyco Electronics Group SA	4.500%	2/13/26	9,440	9,322
	Tyco Electronics Group SA	3.700%	2/15/26	8,196	7,985
	Tyco Electronics Group SA	3.125%	8/15/27	12,507	11,778
	Union Pacific Corp.	3.750%	7/15/25	4,908	4,828
	Union Pacific Corp.	3.250%	8/15/25	10,576	10,317
	Union Pacific Corp.	2.750%	3/1/26	12,371	11,866
	Union Pacific Corp.	3.950%	9/10/28	26,623	25,700
	Union Pacific Corp.	6.625%	2/1/29	1,260	1,348
	Union Pacific Corp.	3.700%	3/1/29	12,500	11,851
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	4,523	4,428
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	5,061	4,889
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	2,748	2,632
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	25,487	25,501
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,976	4,889
	United Parcel Service Inc.	2.400%	11/15/26	4,164	3,914
	United Parcel Service Inc.	3.050%	11/15/27	18,464	17,336
	United Parcel Service Inc.	3.400%	3/15/29	20,605	19,322
[2]	Veralto Corp.	5.500%	9/18/26	9,568	9,546
[2]	Veralto Corp.	5.350%	9/18/28	12,405	12,426
	Vontier Corp.	1.800%	4/1/26	7,141	6,636
	Vontier Corp.	2.400%	4/1/28	2,780	2,445
	Waste Connections Inc.	4.250%	12/1/28	7,525	7,274
	Waste Connections Inc.	3.500%	5/1/29	7,960	7,407
	Waste Management Inc.	0.750%	11/15/25	2,910	2,727
	Waste Management Inc.	3.150%	11/15/27	11,976	11,283
	Waste Management Inc.	4.875%	2/15/29	19,773	19,692
	Waste Management Inc.	2.000%	6/1/29	5,005	4,350
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	7,723	7,529
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	12,663	12,074
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	19,164	18,747
	Xylem Inc.	3.250%	11/1/26	8,319	7,931
	Xylem Inc.	1.950%	1/30/28	8,175	7,322
					2,624,702
Materials (2.1%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,209	7,811
	Air Products and Chemicals Inc.	1.850%	5/15/27	6,748	6,187
	Air Products and Chemicals Inc.	4.600%	2/8/29	5,000	4,934
	Albemarle Corp.	4.650%	6/1/27	10,401	10,179
	Amcor Finance USA Inc.	3.625%	4/28/26	7,629	7,345
	Amcor Finance USA Inc.	4.500%	5/15/28	3,145	3,041
	Amcor Group Finance plc	5.450%	5/23/29	7,900	7,912
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	11,811	10,569
	ArcelorMittal SA	4.550%	3/11/26	5,271	5,171
	ArcelorMittal SA	6.550%	11/29/27	24,551	25,359
	Berry Global Inc.	1.570%	1/15/26	24,149	22,621
	Berry Global Inc.	1.650%	1/15/27	6,403	5,808
	Berry Global Inc.	5.500%	4/15/28	9,250	9,194
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	12,262	12,179
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	8,555	8,707
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	12,658	12,677
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	14,550	14,398
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	9,230	9,245
	Carlisle Cos. Inc.	3.750%	12/1/27	9,895	9,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Celanese US Holdings LLC	1.400%	8/5/26	4,718	4,310
	Celanese US Holdings LLC	6.165%	7/15/27	37,529	38,042
	Celanese US Holdings LLC	6.350%	11/15/28	11,251	11,551
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,812	7,297
	CRH SMW Finance DAC	5.200%	5/21/29	11,800	11,738
	Dow Chemical Co.	4.800%	11/30/28	10,675	10,555
	DuPont de Nemours Inc.	4.493%	11/15/25	28,318	27,960
	DuPont de Nemours Inc.	4.725%	11/15/28	34,175	33,929
	Eastman Chemical Co.	4.500%	12/1/28	7,839	7,610
	Ecolab Inc.	2.700%	11/1/26	13,842	13,122
	Ecolab Inc.	1.650%	2/1/27	5,800	5,321
	Ecolab Inc.	3.250%	12/1/27	11,625	10,975
	Ecolab Inc.	5.250%	1/15/28	9,221	9,300
	EIDP Inc.	1.700%	7/15/25	4,910	4,714
	EIDP Inc.	4.500%	5/15/26	11,365	11,194
	FMC Corp.	5.150%	5/18/26	6,645	6,594
	FMC Corp.	3.200%	10/1/26	9,649	9,132
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,292	12,131
	Freeport-McMoRan Inc.	4.125%	3/1/28	10,509	10,054
	Freeport-McMoRan Inc.	4.375%	8/1/28	4,744	4,550
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,840
	Huntsman International LLC	4.500%	5/1/29	11,965	11,297
	Kinross Gold Corp.	4.500%	7/15/27	6,126	5,949
	Linde Inc.	4.700%	12/5/25	7,114	7,071
	Linde Inc.	3.200%	1/30/26	16,194	15,676
	LYB International Finance II BV	3.500%	3/2/27	9,131	8,726
	LYB International Finance III LLC	1.250%	10/1/25	5,171	4,878
	Martin Marietta Materials Inc.	3.450%	6/1/27	4,532	4,313
	Martin Marietta Materials Inc.	3.500%	12/15/27	8,419	7,959
	Mosaic Co.	4.050%	11/15/27	16,525	15,864
	Mosaic Co.	5.375%	11/15/28	11,593	11,589
[2]	Newmont Corp.	5.300%	3/15/26	15,555	15,523
	Nucor Corp.	2.000%	6/1/25	17,063	16,487
	Nucor Corp.	4.300%	5/23/27	4,787	4,684
	Nucor Corp.	3.950%	5/1/28	5,781	5,548
	Nutrien Ltd.	5.950%	11/7/25	5,892	5,925
	Nutrien Ltd.	4.000%	12/15/26	12,243	11,844
	Nutrien Ltd.	4.900%	3/27/28	12,999	12,850
	Nutrien Ltd.	4.200%	4/1/29	11,685	11,192
	Packaging Corp. of America	3.400%	12/15/27	8,023	7,578
	PPG Industries Inc.	1.200%	3/15/26	17,242	16,011
	PPG Industries Inc.	3.750%	3/15/28	14,280	13,630
	Reliance Inc.	1.300%	8/15/25	492	467
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	14,092	15,196
	RPM International Inc.	3.750%	3/15/27	12,107	11,559
	RPM International Inc.	4.550%	3/1/29	5,415	5,214
	Sherwin-Williams Co.	3.450%	8/1/25	5,485	5,351
	Sherwin-Williams Co.	4.250%	8/8/25	2,166	2,136
	Sherwin-Williams Co.	3.950%	1/15/26	350	342
	Sherwin-Williams Co.	3.450%	6/1/27	22,233	21,173
	Sonoco Products Co.	2.250%	2/1/27	4,873	4,502
	Steel Dynamics Inc.	2.400%	6/15/25	8,578	8,300
	Steel Dynamics Inc.	5.000%	12/15/26	6,150	6,096
	Steel Dynamics Inc.	1.650%	10/15/27	2,105	1,871
	Suzano Austria GmbH	2.500%	9/15/28	7,095	6,179
	Suzano Austria GmbH	6.000%	1/15/29	27,545	27,297
	Suzano International Finance BV	5.500%	1/17/27	6,433	6,371
	Vale Overseas Ltd.	6.250%	8/10/26	3,163	3,216
	Vulcan Materials Co.	3.900%	4/1/27	5,092	4,933
	Westlake Corp.	3.600%	8/15/26	18,924	18,169
	WRKCo Inc.	4.650%	3/15/26	7,483	7,371
	WRKCo Inc.	4.000%	3/15/28	8,798	8,409
	WRKCo Inc.	3.900%	6/1/28	9,008	8,545
	WRKCo Inc.	4.900%	3/15/29	11,622	11,484
					843,424
Real Estate (3.8%)
	Agree LP	2.000%	6/15/28	4,733	4,146
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,740	2,689
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	8,000	7,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,341	6,103
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,835	3,662
	American Homes 4 Rent LP	4.250%	2/15/28	9,258	8,839
	American Homes 4 Rent LP	4.900%	2/15/29	6,362	6,182
	American Tower Corp.	4.000%	6/1/25	19,055	18,753
	American Tower Corp.	1.300%	9/15/25	2,738	2,594
	American Tower Corp.	4.400%	2/15/26	7,937	7,792
	American Tower Corp.	1.600%	4/15/26	5,910	5,504
	American Tower Corp.	1.450%	9/15/26	7,369	6,738
	American Tower Corp.	3.375%	10/15/26	24,420	23,300
	American Tower Corp.	2.750%	1/15/27	9,499	8,907
	American Tower Corp.	3.125%	1/15/27	4,662	4,407
	American Tower Corp.	3.650%	3/15/27	5,048	4,829
	American Tower Corp.	3.550%	7/15/27	21,867	20,711
	American Tower Corp.	3.600%	1/15/28	6,896	6,483
	American Tower Corp.	1.500%	1/31/28	6,344	5,527
	American Tower Corp.	5.500%	3/15/28	19,528	19,607
	American Tower Corp.	5.250%	7/15/28	12,668	12,624
	American Tower Corp.	5.800%	11/15/28	12,490	12,697
	American Tower Corp.	5.200%	2/15/29	3,771	3,744
	American Tower Corp.	3.950%	3/15/29	6,827	6,402
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	14,120	13,842
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	2,526	2,464
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	10,166	9,721
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	2,900	2,744
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	2,852	2,714
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	6,508	6,093
	Boston Properties LP	3.650%	2/1/26	21,144	20,363
	Boston Properties LP	2.750%	10/1/26	15,843	14,761
	Boston Properties LP	6.750%	12/1/27	13,115	13,475
	Boston Properties LP	4.500%	12/1/28	16,103	15,155
	Brixmor Operating Partnership LP	4.125%	6/15/26	9,746	9,461
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,174	3,987
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,716	3,296
	Brixmor Operating Partnership LP	4.125%	5/15/29	10,088	9,460
	Camden Property Trust	4.100%	10/15/28	6,029	5,778
	CBRE Services Inc.	4.875%	3/1/26	9,979	9,852
	CBRE Services Inc.	5.500%	4/1/29	8,400	8,394
	COPT Defense Properties LP	2.250%	3/15/26	11,116	10,465
	COPT Defense Properties LP	2.000%	1/15/29	5,425	4,592
	Crown Castle Inc.	1.350%	7/15/25	6,590	6,282
	Crown Castle Inc.	4.450%	2/15/26	11,886	11,672
	Crown Castle Inc.	3.700%	6/15/26	10,589	10,216
	Crown Castle Inc.	1.050%	7/15/26	13,562	12,363
	Crown Castle Inc.	2.900%	3/15/27	11,012	10,296
	Crown Castle Inc.	5.000%	1/11/28	38,600	37,992
	Crown Castle Inc.	3.800%	2/15/28	15,719	14,836
	Crown Castle Inc.	4.800%	9/1/28	7,580	7,399
	Crown Castle Inc.	4.300%	2/15/29	5,645	5,372
	CubeSmart LP	4.000%	11/15/25	6,121	5,965
	CubeSmart LP	3.125%	9/1/26	3,423	3,248
	CubeSmart LP	2.250%	12/15/28	8,522	7,464
	CubeSmart LP	4.375%	2/15/29	7,832	7,462
	Digital Realty Trust LP	3.700%	8/15/27	17,312	16,482
	Digital Realty Trust LP	5.550%	1/15/28	21,551	21,665
	Digital Realty Trust LP	4.450%	7/15/28	5,283	5,104
	DOC DR LLC	4.300%	3/15/27	6,659	6,487
	DOC DR LLC	3.950%	1/15/28	3,659	3,490
	EPR Properties	4.500%	6/1/27	14,210	13,519
	EPR Properties	4.950%	4/15/28	3,932	3,758
	Equinix Inc.	1.250%	7/15/25	4,488	4,276
	Equinix Inc.	1.000%	9/15/25	11,081	10,443
	Equinix Inc.	1.450%	5/15/26	13,051	12,063
	Equinix Inc.	2.900%	11/18/26	3,336	3,137
	Equinix Inc.	1.800%	7/15/27	3,053	2,741
	Equinix Inc.	1.550%	3/15/28	15,569	13,558
	Equinix Inc.	2.000%	5/15/28	5,954	5,234
	ERP Operating LP	3.375%	6/1/25	12,016	11,751
	ERP Operating LP	2.850%	11/1/26	7,434	7,028
	ERP Operating LP	3.250%	8/1/27	2,471	2,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	4.150%	12/1/28	12,802	12,316
	Essex Portfolio LP	3.375%	4/15/26	5,810	5,596
	Essex Portfolio LP	3.625%	5/1/27	5,422	5,174
	Essex Portfolio LP	1.700%	3/1/28	8,369	7,306
	Essex Portfolio LP	4.000%	3/1/29	8,110	7,614
	Extra Space Storage LP	3.500%	7/1/26	10,216	9,802
	Extra Space Storage LP	5.700%	4/1/28	10,270	10,379
	Extra Space Storage LP	3.900%	4/1/29	10,387	9,735
	Extra Space Storage LP	4.000%	6/15/29	1,807	1,690
	Federal Realty OP LP	1.250%	2/15/26	6,235	5,800
	Federal Realty OP LP	3.250%	7/15/27	8,830	8,288
	Federal Realty OP LP	5.375%	5/1/28	4,265	4,252
	GLP Capital LP	5.250%	6/1/25	14,215	14,118
	GLP Capital LP	5.375%	4/15/26	15,136	14,999
	GLP Capital LP	5.750%	6/1/28	12,430	12,399
	GLP Capital LP	5.300%	1/15/29	7,955	7,794
	Healthcare Realty Holdings LP	3.500%	8/1/26	13,429	12,781
	Healthcare Realty Holdings LP	3.750%	7/1/27	6,519	6,149
	Healthpeak OP LLC	4.000%	6/1/25	9,159	9,000
	Healthpeak OP LLC	3.250%	7/15/26	6,988	6,673
	Healthpeak OP LLC	1.350%	2/1/27	5,791	5,231
	Healthpeak OP LLC	2.125%	12/1/28	1,729	1,518
	Healthpeak OP LLC	3.500%	7/15/29	15,796	14,503
	Highwoods Realty LP	3.875%	3/1/27	3,776	3,568
	Highwoods Realty LP	4.125%	3/15/28	5,200	4,860
	Highwoods Realty LP	4.200%	4/15/29	6,416	5,862
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	13,026	12,783
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	5,738	5,618
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	9,725	8,559
	Jones Lang LaSalle Inc.	6.875%	12/1/28	8,400	8,787
	Kilroy Realty LP	3.450%	12/15/24	6,555	6,466
	Kilroy Realty LP	4.375%	10/1/25	5,993	5,868
	Kilroy Realty LP	4.750%	12/15/28	3,868	3,651
	Kimco Realty OP LLC	2.800%	10/1/26	6,173	5,829
	Kimco Realty OP LLC	3.800%	4/1/27	9,530	9,156
	Kimco Realty OP LLC	1.900%	3/1/28	7,366	6,533
	Kite Realty Group LP	4.000%	10/1/26	4,306	4,146
	LXP Industrial Trust	6.750%	11/15/28	5,305	5,483
	Mid-America Apartments LP	4.000%	11/15/25	5,225	5,118
	Mid-America Apartments LP	1.100%	9/15/26	5,410	4,930
	Mid-America Apartments LP	3.600%	6/1/27	15,293	14,633
	Mid-America Apartments LP	4.200%	6/15/28	5,175	5,000
	Mid-America Apartments LP	3.950%	3/15/29	9,868	9,399
	NNN REIT Inc.	4.000%	11/15/25	10,387	10,160
	NNN REIT Inc.	3.600%	12/15/26	5,550	5,310
	NNN REIT Inc.	3.500%	10/15/27	4,981	4,695
	NNN REIT Inc.	4.300%	10/15/28	8,753	8,409
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,125	9,027
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,045	7,770
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,827	9,454
	Piedmont Operating Partnership LP	9.250%	7/20/28	8,367	8,939
	Prologis LP	3.250%	6/30/26	7,317	7,031
	Prologis LP	3.250%	10/1/26	6,058	5,790
	Prologis LP	2.125%	4/15/27	6,938	6,389
	Prologis LP	3.375%	12/15/27	5,914	5,600
	Prologis LP	4.875%	6/15/28	13,078	12,977
	Prologis LP	3.875%	9/15/28	1,965	1,875
	Prologis LP	4.000%	9/15/28	6,925	6,646
	Public Storage Operating Co.	0.875%	2/15/26	7,098	6,598
	Public Storage Operating Co.	1.500%	11/9/26	15,241	13,957
	Public Storage Operating Co.	3.094%	9/15/27	5,721	5,372
	Public Storage Operating Co.	1.850%	5/1/28	8,482	7,503
	Public Storage Operating Co.	1.950%	11/9/28	12,040	10,551
	Public Storage Operating Co.	5.125%	1/15/29	6,055	6,083
	Public Storage Operating Co.	3.385%	5/1/29	8,000	7,438
	Realty Income Corp.	4.625%	11/1/25	8,687	8,584
	Realty Income Corp.	0.750%	3/15/26	3,427	3,154
	Realty Income Corp.	4.875%	6/1/26	14,446	14,310
	Realty Income Corp.	4.450%	9/15/26	4,665	4,569
	Realty Income Corp.	4.125%	10/15/26	10,725	10,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.000%	1/15/27	12,435	11,741
	Realty Income Corp.	3.200%	1/15/27	1,999	1,891
	Realty Income Corp.	3.950%	8/15/27	8,310	8,003
	Realty Income Corp.	3.400%	1/15/28	16,049	15,086
	Realty Income Corp.	2.100%	3/15/28	3,694	3,292
	Realty Income Corp.	2.200%	6/15/28	8,060	7,151
	Realty Income Corp.	4.750%	2/15/29	6,545	6,402
	Regency Centers LP	3.600%	2/1/27	8,710	8,354
	Regency Centers LP	4.125%	3/15/28	3,131	3,003
	Regency Centers LP	2.950%	9/15/29	2,917	2,603
	Rexford Industrial Realty LP	5.000%	6/15/28	4,252	4,191
	Sabra Health Care LP	5.125%	8/15/26	11,762	11,541
	Simon Property Group LP	3.500%	9/1/25	24,849	24,268
	Simon Property Group LP	3.300%	1/15/26	6,724	6,506
	Simon Property Group LP	3.250%	11/30/26	14,343	13,686
	Simon Property Group LP	1.375%	1/15/27	6,124	5,553
	Simon Property Group LP	3.375%	6/15/27	7,294	6,939
	Simon Property Group LP	3.375%	12/1/27	10,440	9,862
	Simon Property Group LP	1.750%	2/1/28	14,498	12,860
	SITE Centers Corp.	3.625%	2/1/25	7,188	7,096
	SITE Centers Corp.	4.250%	2/1/26	1,642	1,616
	SITE Centers Corp.	4.700%	6/1/27	8,191	8,109
	Store Capital LLC	4.500%	3/15/28	5,815	5,504
	Sun Communities Operating LP	2.300%	11/1/28	8,256	7,212
	Sun Communities Operating LP	5.500%	1/15/29	11,656	11,593
	Tanger Properties LP	3.125%	9/1/26	2,444	2,299
	Tanger Properties LP	3.875%	7/15/27	3,038	2,861
[1]	UDR Inc.	2.950%	9/1/26	5,253	4,962
[1]	UDR Inc.	4.400%	1/26/29	7,889	7,563
	Ventas Realty LP	4.125%	1/15/26	9,401	9,179
	Ventas Realty LP	3.250%	10/15/26	7,852	7,421
	Ventas Realty LP	3.850%	4/1/27	8,901	8,532
	Ventas Realty LP	4.000%	3/1/28	7,957	7,565
	Ventas Realty LP	4.400%	1/15/29	12,994	12,432
	VICI Properties LP	4.750%	2/15/28	20,845	20,260
	Welltower OP LLC	4.000%	6/1/25	20,909	20,622
	Welltower OP LLC	4.250%	4/1/26	9,499	9,296
	Welltower OP LLC	2.700%	2/15/27	8,130	7,631
	Welltower OP LLC	4.250%	4/15/28	11,842	11,395
	Welltower OP LLC	4.125%	3/15/29	7,231	6,866
	Weyerhaeuser Co.	4.750%	5/15/26	18,150	17,922
	WP Carey Inc.	4.250%	10/1/26	5,699	5,536
					1,564,646
Technology (7.3%)
	Adobe Inc.	2.150%	2/1/27	9,018	8,392
	Adobe Inc.	4.850%	4/4/27	18,515	18,485
	Adobe Inc.	4.800%	4/4/29	12,265	12,240
	Analog Devices Inc.	3.500%	12/5/26	14,010	13,501
	Analog Devices Inc.	3.450%	6/15/27	9,593	9,171
	Apple Inc.	0.550%	8/20/25	17,771	16,839
	Apple Inc.	0.700%	2/8/26	33,259	30,966
	Apple Inc.	3.250%	2/23/26	54,494	52,902
	Apple Inc.	2.450%	8/4/26	35,196	33,355
	Apple Inc.	2.050%	9/11/26	25,224	23,645
	Apple Inc.	3.350%	2/9/27	30,142	29,013
	Apple Inc.	3.200%	5/11/27	46,454	44,449
	Apple Inc.	3.000%	6/20/27	22,399	21,249
	Apple Inc.	2.900%	9/12/27	38,551	36,311
	Apple Inc.	3.000%	11/13/27	23,540	22,257
	Apple Inc.	1.200%	2/8/28	30,730	27,050
	Apple Inc.	4.000%	5/10/28	24,763	24,177
	Apple Inc.	1.400%	8/5/28	30,452	26,638
	Applied Materials Inc.	3.900%	10/1/25	5,102	5,019
	Applied Materials Inc.	3.300%	4/1/27	14,605	14,006
	Arrow Electronics Inc.	3.875%	1/12/28	10,300	9,768
	Atlassian Corp.	5.250%	5/15/29	7,900	7,869
	Autodesk Inc.	4.375%	6/15/25	1,809	1,788
	Autodesk Inc.	3.500%	6/15/27	9,231	8,808
	Automatic Data Processing Inc.	3.375%	9/15/25	11,678	11,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Automatic Data Processing Inc.	1.700%	5/15/28	16,741	14,868
	Avnet Inc.	4.625%	4/15/26	4,751	4,658
	Avnet Inc.	6.250%	3/15/28	6,914	7,076
	Broadcom Corp.	3.875%	1/15/27	48,965	47,261
	Broadcom Corp.	3.500%	1/15/28	13,045	12,273
	Broadcom Inc.	3.150%	11/15/25	14,203	13,736
	Broadcom Inc.	3.459%	9/15/26	12,772	12,262
	Broadcom Inc.	4.110%	9/15/28	25,257	24,202
[2]	Broadcom Inc.	4.000%	4/15/29	33,350	31,539
	Broadcom Inc.	4.750%	4/15/29	2,470	2,425
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	8,099	7,793
	CDW LLC	2.670%	12/1/26	16,554	15,439
	CDW LLC	4.250%	4/1/28	8,115	7,716
	CDW LLC	3.276%	12/1/28	4,688	4,234
	CDW LLC	3.250%	2/15/29	15,195	13,725
	CGI Inc.	1.450%	9/14/26	10,108	9,246
	Cintas Corp. No. 2	3.700%	4/1/27	25,914	25,043
	Cisco Systems Inc.	3.500%	6/15/25	3,651	3,589
	Cisco Systems Inc.	2.950%	2/28/26	15,318	14,766
	Cisco Systems Inc.	2.500%	9/20/26	23,992	22,739
	Cisco Systems Inc.	4.800%	2/26/27	31,035	30,946
	Cisco Systems Inc.	4.850%	2/26/29	46,030	45,891
	Concentrix Corp.	6.650%	8/2/26	12,515	12,652
	Concentrix Corp.	6.600%	8/2/28	12,665	12,768
	Dell International LLC	5.850%	7/15/25	2,104	2,110
	Dell International LLC	6.020%	6/15/26	42,825	43,196
	Dell International LLC	4.900%	10/1/26	35,910	35,508
	Dell International LLC	6.100%	7/15/27	2,330	2,385
	Dell International LLC	5.250%	2/1/28	15,672	15,721
	DXC Technology Co.	1.800%	9/15/26	11,310	10,311
	DXC Technology Co.	2.375%	9/15/28	10,175	8,707
	Equifax Inc.	2.600%	12/15/25	7,534	7,203
	Equifax Inc.	5.100%	12/15/27	10,033	9,946
	Equifax Inc.	5.100%	6/1/28	20,484	20,341
	Fidelity National Information Services Inc.	1.150%	3/1/26	22,726	21,095
	Fidelity National Information Services Inc.	1.650%	3/1/28	13,753	12,069
	Fiserv Inc.	3.850%	6/1/25	10,841	10,647
	Fiserv Inc.	3.200%	7/1/26	39,749	38,064
	Fiserv Inc.	2.250%	6/1/27	21,401	19,621
	Fiserv Inc.	5.450%	3/2/28	15,424	15,500
	Fiserv Inc.	5.375%	8/21/28	8,502	8,518
	Fiserv Inc.	4.200%	10/1/28	20,345	19,463
	Flex Ltd.	4.750%	6/15/25	12,533	12,407
	Flex Ltd.	3.750%	2/1/26	12,633	12,225
	Fortinet Inc.	1.000%	3/15/26	7,375	6,801
[3]	Genpact Luxembourg Sarl	6.000%	6/4/29	4,000	4,022
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	36,397	36,140
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	15,979	14,959
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	10,960	11,035
	HP Inc.	2.200%	6/17/25	24,479	23,718
	HP Inc.	1.450%	6/17/26	11,783	10,873
	HP Inc.	3.000%	6/17/27	14,861	13,923
	HP Inc.	4.750%	1/15/28	14,391	14,189
	HP Inc.	4.000%	4/15/29	16,746	15,877
	Hubbell Inc.	3.350%	3/1/26	7,820	7,556
	Hubbell Inc.	3.150%	8/15/27	3,510	3,296
	Hubbell Inc.	3.500%	2/15/28	7,531	7,109
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	16,420	16,044
	Intel Corp.	3.700%	7/29/25	47,076	46,186
	Intel Corp.	2.600%	5/19/26	17,818	16,963
	Intel Corp.	3.750%	3/25/27	14,817	14,296
	Intel Corp.	3.150%	5/11/27	22,363	21,210
	Intel Corp.	3.750%	8/5/27	14,996	14,416
	Intel Corp.	4.875%	2/10/28	38,078	37,809
	Intel Corp.	1.600%	8/12/28	14,708	12,802
	International Business Machines Corp.	4.000%	7/27/25	13,829	13,627
	International Business Machines Corp.	7.000%	10/30/25	10,135	10,364
	International Business Machines Corp.	3.450%	2/19/26	17,867	17,347
	International Business Machines Corp.	3.300%	5/15/26	47,402	45,739
	International Business Machines Corp.	3.300%	1/27/27	7,185	6,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	1.700%	5/15/27	29,852	27,130
	International Business Machines Corp.	4.150%	7/27/27	9,012	8,778
	International Business Machines Corp.	6.220%	8/1/27	5,298	5,477
	International Business Machines Corp.	4.500%	2/6/28	29,522	28,991
	International Business Machines Corp.	3.500%	5/15/29	32,552	30,290
	Intuit Inc.	0.950%	7/15/25	10,639	10,131
	Intuit Inc.	5.125%	9/15/28	15,694	15,781
	Jabil Inc.	1.700%	4/15/26	8,894	8,263
	Jabil Inc.	4.250%	5/15/27	4,472	4,315
	Jabil Inc.	5.450%	2/1/29	8,507	8,465
	Juniper Networks Inc.	1.200%	12/10/25	7,349	6,877
	KLA Corp.	4.100%	3/15/29	13,010	12,581
	Kyndryl Holdings Inc.	2.050%	10/15/26	11,510	10,605
	Kyndryl Holdings Inc.	2.700%	10/15/28	7,176	6,361
	Lam Research Corp.	3.750%	3/15/26	12,784	12,463
	Lam Research Corp.	4.000%	3/15/29	17,345	16,611
	Marvell Technology Inc.	1.650%	4/15/26	6,381	5,952
	Marvell Technology Inc.	2.450%	4/15/28	11,634	10,456
[1]	Marvell Technology Inc.	4.875%	6/22/28	8,387	8,221
	Marvell Technology Inc.	5.750%	2/15/29	6,289	6,398
	Microchip Technology Inc.	4.250%	9/1/25	26,272	25,845
	Microchip Technology Inc.	5.050%	3/15/29	16,900	16,750
	Micron Technology Inc.	4.975%	2/6/26	5,670	5,622
	Micron Technology Inc.	4.185%	2/15/27	12,283	11,923
	Micron Technology Inc.	5.375%	4/15/28	13,890	13,942
	Micron Technology Inc.	5.327%	2/6/29	6,790	6,800
	Microsoft Corp.	3.125%	11/3/25	46,789	45,547
	Microsoft Corp.	2.400%	8/8/26	68,182	64,618
[2]	Microsoft Corp.	3.400%	9/15/26	18,495	17,850
	Microsoft Corp.	3.300%	2/6/27	63,944	61,537
[2]	Microsoft Corp.	3.400%	6/15/27	2,408	2,306
	Moody's Corp.	4.250%	2/1/29	13,319	12,891
	Motorola Solutions Inc.	4.600%	2/23/28	7,214	7,069
	Motorola Solutions Inc.	5.000%	4/15/29	6,675	6,583
	NetApp Inc.	1.875%	6/22/25	12,827	12,328
	NetApp Inc.	2.375%	6/22/27	8,653	7,922
	Nokia OYJ	4.375%	6/12/27	4,915	4,780
	NVIDIA Corp.	3.200%	9/16/26	23,958	23,129
	NVIDIA Corp.	1.550%	6/15/28	20,000	17,699
	NXP BV	5.350%	3/1/26	4,663	4,649
	NXP BV	3.875%	6/18/26	15,746	15,281
	NXP BV	3.150%	5/1/27	11,814	11,138
	NXP BV	4.400%	6/1/27	8,111	7,910
	Oracle Corp.	5.800%	11/10/25	1,536	1,544
	Oracle Corp.	1.650%	3/25/26	56,387	52,756
	Oracle Corp.	2.650%	7/15/26	47,579	44,940
	Oracle Corp.	2.800%	4/1/27	29,430	27,533
	Oracle Corp.	3.250%	11/15/27	45,260	42,503
	Oracle Corp.	2.300%	3/25/28	54,954	49,436
	QUALCOMM Inc.	3.250%	5/20/27	38,857	37,203
	RELX Capital Inc.	4.000%	3/18/29	15,390	14,687
	Roper Technologies Inc.	1.000%	9/15/25	9,813	9,267
	Roper Technologies Inc.	3.850%	12/15/25	2,178	2,128
	Roper Technologies Inc.	3.800%	12/15/26	15,294	14,753
	Roper Technologies Inc.	4.200%	9/15/28	13,105	12,614
	S&P Global Inc.	2.950%	1/22/27	7,935	7,514
	S&P Global Inc.	2.450%	3/1/27	16,181	15,075
	S&P Global Inc.	4.750%	8/1/28	11,460	11,349
	S&P Global Inc.	2.700%	3/1/29	19,825	17,862
	S&P Global Inc.	4.250%	5/1/29	11,537	11,149
	Salesforce Inc.	3.700%	4/11/28	27,277	26,184
	Salesforce Inc.	1.500%	7/15/28	22,204	19,418
	Skyworks Solutions Inc.	1.800%	6/1/26	22,682	21,001
	TD SYNNEX Corp.	1.750%	8/9/26	16,958	15,583
	Texas Instruments Inc.	1.125%	9/15/26	6,847	6,281
	Texas Instruments Inc.	4.600%	2/15/28	11,340	11,234
	Texas Instruments Inc.	4.600%	2/8/29	19,785	19,582
	Texas Instruments Inc.	2.250%	9/4/29	8,662	7,615
	TSMC Arizona Corp.	1.750%	10/25/26	29,723	27,387
	TSMC Arizona Corp.	3.875%	4/22/27	5,348	5,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSMC Arizona Corp.	4.125%	4/22/29	7,700	7,446
	Verisk Analytics Inc.	4.000%	6/15/25	19,048	18,710
	Verisk Analytics Inc.	4.125%	3/15/29	9,250	8,817
	VMware LLC	1.400%	8/15/26	29,134	26,670
	VMware LLC	4.650%	5/15/27	1,637	1,605
	VMware LLC	3.900%	8/21/27	32,553	31,105
	VMware LLC	1.800%	8/15/28	6,627	5,750
	Workday Inc.	3.500%	4/1/27	15,665	14,970
	Workday Inc.	3.700%	4/1/29	12,300	11,511
					2,981,006
Utilities (6.5%)
	AEP Texas Inc.	5.450%	5/15/29	12,500	12,492
	AEP Transmission Co. LLC	3.100%	12/1/26	9,441	8,970
	AES Corp.	1.375%	1/15/26	4,060	3,797
	AES Corp.	5.450%	6/1/28	19,736	19,642
	Alabama Power Co.	3.750%	9/1/27	5,440	5,232
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	15,955	15,847
	Ameren Corp.	3.650%	2/15/26	3,859	3,740
	Ameren Corp.	5.700%	12/1/26	7,278	7,320
	Ameren Corp.	1.950%	3/15/27	2,358	2,156
	Ameren Corp.	1.750%	3/15/28	3,776	3,318
	Ameren Corp.	5.000%	1/15/29	15,415	15,173
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	2,156	2,022
	American Electric Power Co. Inc.	5.750%	11/1/27	5,448	5,527
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	18,870	18,090
	American Electric Power Co. Inc.	5.200%	1/15/29	13,119	13,033
	American Electric Power Co. Inc.	3.875%	2/15/62	12,019	10,979
	American Water Capital Corp.	2.950%	9/1/27	12,360	11,563
	American Water Capital Corp.	3.750%	9/1/28	6,028	5,728
	Appalachian Power Co.	3.400%	6/1/25	13,995	13,676
[1]	Appalachian Power Co.	3.300%	6/1/27	10,001	9,412
	Atmos Energy Corp.	3.000%	6/15/27	17,214	16,206
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,955	4,674
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	12,165	11,380
	Black Hills Corp.	3.950%	1/15/26	4,889	4,767
	Black Hills Corp.	3.150%	1/15/27	8,399	7,937
	Black Hills Corp.	5.950%	3/15/28	5,964	6,078
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	6,583	6,193
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	5,259	4,980
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	9,688	9,727
	CenterPoint Energy Inc.	1.450%	6/1/26	7,450	6,894
	CenterPoint Energy Inc.	5.250%	8/10/26	3,821	3,808
	CenterPoint Energy Inc.	5.400%	6/1/29	18,000	17,996
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	13,370	13,368
	Cleco Corporate Holdings LLC	3.743%	5/1/26	12,698	12,224
	CMS Energy Corp.	3.000%	5/15/26	13,354	12,758
	Commonwealth Edison Co.	2.550%	6/15/26	3,539	3,360
	Commonwealth Edison Co.	3.700%	8/15/28	9,296	8,790
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	2,428	2,272
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	12,455	11,849
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	6,235	5,832
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	16,732	16,076
	Constellation Energy Generation LLC	3.250%	6/1/25	15,577	15,266
	Constellation Energy Generation LLC	5.600%	3/1/28	13,355	13,474
	Consumers Energy Co.	4.650%	3/1/28	13,108	12,959
	Consumers Energy Co.	4.900%	2/15/29	8,520	8,459
	Consumers Energy Co.	4.600%	5/30/29	8,535	8,359
	Dominion Energy Inc.	3.900%	10/1/25	18,712	18,312
[1]	Dominion Energy Inc.	1.450%	4/15/26	14,160	13,154
[1]	Dominion Energy Inc.	2.850%	8/15/26	9,814	9,297
[1]	Dominion Energy Inc.	3.600%	3/15/27	3,790	3,616
	DTE Electric Co.	4.850%	12/1/26	7,600	7,581
[1]	DTE Electric Co.	1.900%	4/1/28	4,313	3,844
[1]	DTE Energy Co.	1.050%	6/1/25	16,647	15,929
	DTE Energy Co.	2.850%	10/1/26	9,648	9,116
	DTE Energy Co.	4.875%	6/1/28	13,100	12,897
	DTE Energy Co.	5.100%	3/1/29	15,760	15,556
[1]	DTE Energy Co.	3.400%	6/15/29	4,289	3,906
	Duke Energy Carolinas LLC	2.950%	12/1/26	7,221	6,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	2.450%	8/15/29	14,650	12,888
	Duke Energy Corp.	0.900%	9/15/25	10,213	9,632
	Duke Energy Corp.	5.000%	12/8/25	3,282	3,263
	Duke Energy Corp.	2.650%	9/1/26	35,424	33,390
	Duke Energy Corp.	4.850%	1/5/27	4,369	4,328
	Duke Energy Corp.	5.000%	12/8/27	20,609	20,491
	Duke Energy Corp.	4.300%	3/15/28	13,313	12,892
	Duke Energy Corp.	4.850%	1/5/29	10,000	9,814
	Duke Energy Corp.	3.250%	1/15/82	6,919	6,209
	Duke Energy Florida LLC	3.200%	1/15/27	25,666	24,464
	Duke Energy Progress LLC	3.250%	8/15/25	5,159	5,035
	Duke Energy Progress LLC	3.700%	9/1/28	8,169	7,731
	Duke Energy Progress LLC	3.450%	3/15/29	10,977	10,226
	Edison International	5.750%	6/15/27	10,556	10,621
	Edison International	5.250%	11/15/28	8,320	8,235
	Emera US Finance LP	3.550%	6/15/26	19,016	18,190
	Enel Americas SA	4.000%	10/25/26	9,928	9,526
	Enel Chile SA	4.875%	6/12/28	16,068	15,535
	Entergy Arkansas LLC	3.500%	4/1/26	17,187	16,681
	Entergy Arkansas LLC	4.000%	6/1/28	5,900	5,657
	Entergy Corp.	0.900%	9/15/25	19,439	18,314
	Entergy Corp.	2.950%	9/1/26	18,497	17,500
	Entergy Louisiana LLC	2.400%	10/1/26	3,814	3,573
	Entergy Texas Inc.	4.000%	3/30/29	3,275	3,115
	Essential Utilities Inc.	3.566%	5/1/29	6,000	5,527
	Evergy Kansas Central Inc.	2.550%	7/1/26	12,240	11,607
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,738	3,538
	Evergy Metro Inc.	3.650%	8/15/25	365	357
[1]	Eversource Energy	0.800%	8/15/25	8,729	8,226
[1]	Eversource Energy	1.400%	8/15/26	2,932	2,677
	Eversource Energy	2.900%	3/1/27	17,833	16,670
	Eversource Energy	4.600%	7/1/27	8,989	8,777
[1]	Eversource Energy	3.300%	1/15/28	7,227	6,703
	Eversource Energy	5.450%	3/1/28	33,570	33,583
	Eversource Energy	5.950%	2/1/29	7,981	8,137
[1]	Eversource Energy	4.250%	4/1/29	6,500	6,170
[1]	Exelon Corp.	3.950%	6/15/25	20,683	20,331
	Exelon Corp.	3.400%	4/15/26	10,510	10,165
	Exelon Corp.	2.750%	3/15/27	16,180	15,128
	Exelon Corp.	5.150%	3/15/28	27,423	27,295
	Exelon Corp.	5.150%	3/15/29	3,555	3,536
[1]	FirstEnergy Corp.	4.150%	7/15/27	29,080	27,739
	Florida Power & Light Co.	3.125%	12/1/25	10,374	10,058
	Florida Power & Light Co.	4.450%	5/15/26	4,460	4,403
[1]	Florida Power & Light Co.	3.300%	5/30/27	2,403	2,278
	Florida Power & Light Co.	5.050%	4/1/28	8,957	8,968
	Florida Power & Light Co.	4.400%	5/15/28	29,230	28,570
[3]	Florida Power & Light Co.	5.150%	6/15/29	9,500	9,535
	Fortis Inc.	3.055%	10/4/26	22,693	21,467
	Georgia Power Co.	3.250%	4/1/26	9,694	9,357
	Georgia Power Co.	5.004%	2/23/27	8,000	7,983
	Georgia Power Co.	3.250%	3/30/27	10,556	10,012
	Georgia Power Co.	4.650%	5/16/28	26,608	26,146
	Interstate Power & Light Co.	4.100%	9/26/28	9,135	8,736
	ITC Holdings Corp.	3.250%	6/30/26	12,774	12,210
	ITC Holdings Corp.	3.350%	11/15/27	10,379	9,730
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	2,041	1,983
	MidAmerican Energy Co.	3.100%	5/1/27	5,884	5,583
	MidAmerican Energy Co.	3.650%	4/15/29	15,742	14,804
	Mississippi Power Co.	3.950%	3/30/28	2,934	2,802
	National Fuel Gas Co.	5.200%	7/15/25	2,200	2,188
	National Fuel Gas Co.	5.500%	1/15/26	7,994	7,963
	National Fuel Gas Co.	5.500%	10/1/26	3,607	3,594
	National Fuel Gas Co.	4.750%	9/1/28	4,725	4,577
	National Grid plc	5.602%	6/12/28	15,538	15,628
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	3,672	3,595
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	15,146	15,136
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	2,393	2,324
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	8,241	7,576
[1]	National Rural Utilities Cooperative Finance Corp.	5.600%	11/13/26	450	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,660	4,397
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	9,600	9,586
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	16,723	15,788
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	14,459	14,319
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	11,970	11,917
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	17,470	17,283
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,940	6,506
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	12,500	12,464
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,581	3,473
[1]	Nevada Power Co.	3.700%	5/1/29	8,000	7,516
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	14,741	14,596
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	30,552	30,605
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	17,684	16,217
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	33,014	31,479
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	22,727	22,310
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	25,085	24,789
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,997	23,737
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,160	6,620
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	8,500	8,480
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	19,050	17,389
	NiSource Inc.	0.950%	8/15/25	28,393	26,869
	NiSource Inc.	3.490%	5/15/27	23,864	22,699
	NiSource Inc.	5.250%	3/30/28	16,899	16,857
	NSTAR Electric Co.	3.200%	5/15/27	10,712	10,188
	NSTAR Electric Co.	3.250%	5/15/29	6,000	5,521
	OGE Energy Corp.	5.450%	5/15/29	5,950	5,966
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,831	2,660
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,336	10,088
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	5,545	5,677
	ONE Gas Inc.	5.100%	4/1/29	2,920	2,915
	Pacific Gas & Electric Co.	4.950%	6/8/25	3,336	3,305
	Pacific Gas & Electric Co.	3.500%	6/15/25	13,270	12,958
	Pacific Gas & Electric Co.	3.450%	7/1/25	21,930	21,410
	Pacific Gas & Electric Co.	3.150%	1/1/26	40,407	38,854
	Pacific Gas & Electric Co.	3.300%	3/15/27	12,500	11,803
	Pacific Gas & Electric Co.	2.100%	8/1/27	26,264	23,666
	Pacific Gas & Electric Co.	3.300%	12/1/27	21,176	19,659
	Pacific Gas & Electric Co.	3.000%	6/15/28	9,609	8,761
	Pacific Gas & Electric Co.	3.750%	7/1/28	16,262	15,150
	Pacific Gas & Electric Co.	4.650%	8/1/28	5,000	4,811
	Pacific Gas & Electric Co.	6.100%	1/15/29	23,293	23,763
	Pacific Gas & Electric Co.	4.200%	3/1/29	2,482	2,339
	Pacific Gas & Electric Co.	5.550%	5/15/29	12,030	12,025
	PacifiCorp	5.100%	2/15/29	8,000	7,949
	PECO Energy Co.	3.150%	10/15/25	2,418	2,352
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,223	4,026
	PPL Capital Funding Inc.	3.100%	5/15/26	16,218	15,568
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	6,698	6,219
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	7,421	6,953
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,571	4,318
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	2,436	2,320
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,078	3,864
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	5,458	5,009
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,059	4,776
	Public Service Enterprise Group Inc.	5.850%	11/15/27	10,374	10,550
	Public Service Enterprise Group Inc.	5.875%	10/15/28	13,230	13,475
	Public Service Enterprise Group Inc.	5.200%	4/1/29	11,830	11,751
	Puget Energy Inc.	2.379%	6/15/28	8,202	7,261
	San Diego Gas & Electric Co.	2.500%	5/15/26	5,289	5,021
	San Diego Gas & Electric Co.	4.950%	8/15/28	9,937	9,917
	Sempra	3.250%	6/15/27	9,541	8,973
	Sempra	3.400%	2/1/28	14,365	13,485
	Sempra	3.700%	4/1/29	7,525	7,007
	Sempra	4.125%	4/1/52	16,536	15,311
	Sempra	6.875%	10/1/54	4,000	3,960
	Sierra Pacific Power Co.	2.600%	5/1/26	3,299	3,135
[1]	Southern California Edison Co.	3.700%	8/1/25	20,236	19,812
[1]	Southern California Edison Co.	1.200%	2/1/26	9,580	8,951
	Southern California Edison Co.	5.350%	3/1/26	11,001	11,001
	Southern California Edison Co.	4.875%	2/1/27	6,741	6,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern California Edison Co.	4.700%	6/1/27	15,080	14,851
	Southern California Edison Co.	5.850%	11/1/27	18,935	19,295
	Southern California Edison Co.	5.300%	3/1/28	19,522	19,569
	Southern California Edison Co.	5.650%	10/1/28	13,829	14,051
[1]	Southern California Edison Co.	4.200%	3/1/29	4,415	4,218
	Southern California Edison Co.	5.150%	6/1/29	11,525	11,484
	Southern California Gas Co.	3.200%	6/15/25	7,834	7,659
[1]	Southern California Gas Co.	2.600%	6/15/26	5,055	4,794
	Southern California Gas Co.	2.950%	4/15/27	7,974	7,504
	Southern Co.	5.150%	10/6/25	3,195	3,184
	Southern Co.	3.250%	7/1/26	33,850	32,497
	Southern Co.	4.850%	6/15/28	16,138	15,969
	Southern Co.	5.500%	3/15/29	21,248	21,473
[1]	Southern Co.	4.000%	1/15/51	11,250	10,843
[1]	Southern Co.	3.750%	9/15/51	16,842	15,691
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	12,103	11,599
	Southern Power Co.	4.150%	12/1/25	15,574	15,278
	Southern Power Co.	0.900%	1/15/26	2,519	2,340
	Southwest Gas Corp.	5.800%	12/1/27	5,088	5,143
	Southwest Gas Corp.	5.450%	3/23/28	10,360	10,393
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	10,078	9,436
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	10,982	10,302
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	9,486	8,980
	Tampa Electric Co.	4.900%	3/1/29	7,940	7,851
	Union Electric Co.	2.950%	6/15/27	12,531	11,741
	Union Electric Co.	3.500%	3/15/29	7,400	6,911
	United Utilities plc	6.875%	8/15/28	6,720	7,067
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	31,096	30,054
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	3,422	3,248
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	11,876	11,368
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	5,353	5,155
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	4,847	4,615
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	2,275	2,045
	WEC Energy Group Inc.	3.550%	6/15/25	2,133	2,082
	WEC Energy Group Inc.	5.000%	9/27/25	5,875	5,836
	WEC Energy Group Inc.	4.750%	1/9/26	8,899	8,801
	WEC Energy Group Inc.	5.150%	10/1/27	16,211	16,135
	WEC Energy Group Inc.	4.750%	1/15/28	11,570	11,439
	WEC Energy Group Inc.	2.200%	12/15/28	5,532	4,857
	Wisconsin Electric Power Co.	5.000%	5/15/29	11,500	11,461
	Wisconsin Power & Light Co.	3.050%	10/15/27	4,989	4,665
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,430	2,430
	Xcel Energy Inc.	3.300%	6/1/25	15,186	14,873
	Xcel Energy Inc.	3.350%	12/1/26	10,850	10,316
	Xcel Energy Inc.	1.750%	3/15/27	12,605	11,424
	Xcel Energy Inc.	4.000%	6/15/28	8,652	8,236
					2,620,839
Total Corporate Bonds (Cost $40,586,412)					39,614,586
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5]	Vanguard Market Liquidity Fund (Cost $274,552)	5.397%		2,745,805	274,553
Total Investments (99.3%) (Cost $41,266,840)					40,295,400
Other Assets and Liabilities—Net (0.7%)					293,472
Net Assets (100%)					40,588,872
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $279,534,000, representing 0.7% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
4	Securities with a value of $11,833,000 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2024.
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2024.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	406,261	—	406,261
Corporate Bonds	—	39,614,586	—	39,614,586
Temporary Cash Investments	274,553	—	—	274,553
Total	274,553	40,020,847	—	40,295,400